UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Series Global ex U.S. Index
Fund

January 31, 2011

1.899284.101

SGX-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Australia - 5.5%
AGL Energy Ltd.	5,416	$ 80,420
Alumina Ltd.	29,694	71,158
Amcor Ltd.	14,559	99,820
AMP Ltd.	24,282	129,461
Asciano Ltd. unit (a)	36,388	58,201
ASX Ltd.	2,098	78,111
Australia & New Zealand Banking Group Ltd.	30,765	725,695
AXA Asia Pacific Holdings Ltd.	12,578	80,723
Bendigo & Adelaide Bank Ltd.	4,737	46,168
BHP Billiton Ltd.	40,453	1,799,698
Billabong International Ltd.	3,000	24,276
BlueScope Steel Ltd.	23,843	50,373
Boral Ltd.	7,606	36,534
Brambles Ltd.	17,885	127,971
Caltex Australia Ltd.	1,373	18,389
CFS Retail Property Trust	27,088	48,995
Coca-Cola Amatil Ltd.	6,846	76,684
Cochlear Ltd.	717	55,090
Commonwealth Bank of Australia	18,648	974,899
Computershare Ltd.	5,570	55,896
Crown Ltd.	4,762	40,717
CSL Ltd.	6,719	249,151
CSR Ltd.	17,024	27,229
DEXUS Property Group unit	62,235	51,477
Energy Resources of Australia Ltd.	745	7,454
Fortescue Metals Group Ltd. (a)	14,522	92,331
Fosters Group Ltd.	22,245	125,251
Goodman Fielder Ltd.	17,198	21,595
Goodman Group unit	81,963	54,317
Harvey Norman Holdings Ltd.	7,826	23,475
Incitec Pivot Ltd.	19,599	83,985
Insurance Australia Group Ltd.	24,647	93,581
John Fairfax Holdings Ltd.	22,556	30,346
Leighton Holdings Ltd.	1,709	53,733
Lend Lease Group unit	6,772	59,455
MacArthur Coal Ltd.	2,149	26,727
Macquarie Group Ltd.	4,201	170,056
MAp Group unit	3,610	10,757
Metcash Ltd.	8,045	33,672
Mirvac Group unit	41,628	51,441
National Australia Bank Ltd.	25,642	630,150
Newcrest Mining Ltd.	9,139	336,794
Common Stocks - continued
	Shares	Value
Australia - continued
OneSteel Ltd.	17,298	$ 46,888
Orica Ltd.	4,242	107,164
Origin Energy Ltd.	10,001	163,750
OZ Minerals Ltd.	39,907	64,824
Paladin Energy Ltd. (a)	7,672	37,387
Qantas Airways Ltd. (a)	12,065	28,856
QBE Insurance Group Ltd.	12,368	215,693
QR National Ltd.	22,400	62,504
Ramsay Health Care Ltd.	1,244	21,199
Rio Tinto Ltd.	5,213	436,641
Santos Ltd.	10,917	146,980
Sims Metal Management Ltd.	1,813	35,026
Sonic Healthcare Ltd.	4,639	55,199
SP AusNet unit	13,876	12,169
Stockland Corp. Ltd. unit	27,971	100,348
Suncorp-Metway Ltd.	15,828	135,967
Tabcorp Holdings Ltd.	8,321	57,631
Tattersall's Ltd.	13,717	33,901
Telstra Corp. Ltd.	53,610	149,590
The GPT Group unit	21,980	64,836
Toll Holdings Ltd.	8,488	49,737
Transurban Group unit	15,345	79,825
Wesfarmers Ltd.	11,996	406,815
Wesfarmers Ltd. (price protected shares)	1,942	66,787
Westfield Group unit	26,038	255,330
Westfield Retail Trust unit	30,622	80,868
Westpac Banking Corp.	35,969	824,074
Woodside Petroleum Ltd.	7,438	308,650
Woolworths Ltd.	14,763	392,812
Worleyparsons Ltd.	2,373	65,387
TOTAL AUSTRALIA		11,419,094
Austria - 0.2%
Erste Bank AG	2,209	110,683
IMMOEAST AG (a)	928	0
IMMOFINANZ Immobilien Anlagen AG (a)	12,856	56,672
OMV AG	1,790	79,397
Osterreichische Elektrizitatswirtschafts AG	839	33,533
Raiffeisen International Bank-Holding AG	605	35,573
Telekom Austria AG	3,990	54,951
Common Stocks - continued
	Shares	Value
Austria - continued
Vienna Insurance Group AG Wien	494	$ 26,872
Voestalpine AG	1,359	60,977
TOTAL AUSTRIA		458,658
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	17,850	74,733
Bailiwick of Jersey - 0.3%
Experian PLC	12,529	155,520
Petrofac Ltd.	3,157	79,183
Randgold Resources Ltd.	1,070	81,548
Shire PLC	6,817	179,846
WPP PLC	15,582	192,677
TOTAL BAILIWICK OF JERSEY		688,774
Belgium - 0.6%
Ageas	27,265	77,302
Anheuser-Busch InBev SA NV	8,689	479,382
Bekaert SA	505	50,593
Belgacom SA	1,872	67,260
Colruyt NV	1,000	51,180
Compagnie Nationale A Portefeuille (CNP)	256	14,166
Delhaize Group SA	1,196	94,375
Dexia SA	6,256	26,096
Groupe Bruxelles Lambert SA	970	87,298
KBC Groupe SA (a)	1,948	78,018
Mobistar SA	347	21,664
Solvay SA Class A	717	74,992
UCB SA	1,064	38,054
Umicore SA	1,376	70,546
TOTAL BELGIUM		1,230,926
Bermuda - 0.4%
Brilliance China Automotive Holdings Ltd. (a)	26,000	19,508
Central European Media Enterprises Ltd. Class A (a)	200	3,640
Cheung Kong Infrastructure Holdings Ltd.	6,000	28,512
China Yurun Food Group Ltd.	16,000	51,714
CNPC (Hong Kong) Ltd.	32,000	46,706
Credicorp Ltd. (NY Shares)	800	83,408
GOME Electrical Appliances Holdings Ltd. (a)	137,000	51,835
Hopson Development Holdings Ltd. (a)	4,000	4,545
Huabao International Holdings Ltd.	18,000	26,642
Li & Fung Ltd.	28,000	181,536
Common Stocks - continued
	Shares	Value
Bermuda - continued
Noble Group Ltd.	37,363	$ 63,674
NWS Holdings Ltd.	16,813	28,464
Orient Overseas International Ltd.	3,000	30,070
Seadrill Ltd.	3,234	106,345
Sinofert Holdings Ltd. (a)	18,000	9,996
Skyworth Digital Holdings Ltd.	20,158	12,565
Yue Yuen Industrial (Holdings) Ltd.	8,500	29,272
TOTAL BERMUDA		778,432
Brazil - 3.5%
AES Tiete SA (PN) (non-vtg.)	1,500	21,121
All America Latina Logistica SA	5,300	44,752
Amil Participacoes SA	1,200	11,579
Anhanguera Educacional Participacoes SA	1,000	21,199
B2W Companhia Global Do Varejo	500	8,471
Banco Bradesco SA:
rights 1/31/11 (a)	64	259
(PN)	3,872	71,519
(PN) sponsored ADR	19,170	362,696
Banco do Brasil SA	5,700	101,728
Banco do Brasil SA sponsored ADR	1,000	18,350
Banco do Estado do Rio Grande do Sul SA	2,500	24,588
Banco Santander (Brasil) SA ADR	7,600	88,160
BM&F Bovespa SA	23,800	166,279
BR Malls Participacoes SA	3,400	30,993
Bradespar SA (PN)	2,700	74,029
Brascan Residential Properties SA	2,200	10,133
Brasil Foods SA	1,800	29,523
Brasil Foods SA sponsored ADR	6,300	104,895
Brasil Telecom SA	34	353
Brasil Telecom SA:
(PN)	881	6,842
sponsored ADR	1,000	23,410
Braskem SA:
(PN-A) (a)	200	2,515
Class A sponsored ADR	850	21,446
Centrais Eletricas Brasileiras SA (Electrobras)	500	6,717
Centrais Eletricas Brasileiras SA (Electrobras):
rights 2/14/11 (a)	104	5
(PN-B)	300	4,849
(PN-B) rights 2/14/11 (a)	50	2
(PN-B) sponsored ADR	2,400	39,504
Common Stocks - continued
	Shares	Value
Brazil - continued
Centrais Eletricas Brasileiras SA (Electrobras): - continued
sponsored ADR	2,700	$ 36,801
Cia Hering SA	1,500	23,028
Cielo SA	6,100	45,252
Cielo SA sponsored ADR (d)	1,400	10,486
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
(PN)	200	7,530
sponsored ADR	1,000	38,160
Companhia de Bebidas das Americas (AmBev):
(PN)	1,500	40,291
(PN) sponsored ADR	7,500	200,250
Companhia de Concessoes Rodoviarias	2,300	63,490
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	200	4,894
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	550	27,264
Companhia de Transmissao de Energia Eletrica Paulista (PN)	500	15,295
Companhia Energetica de Minas Gerais (CEMIG):
(PN)	880	14,460
(PN) sponsored ADR (non-vtg.)	3,700	61,124
Companhia Energetica de Sao Paulo Series A	1,800	30,732
Companhia Paranaense de Energia-Copel:
(PN-B)	300	7,646
(PN-B) sponsored ADR	900	23,031
Companhia Siderurgica Nacional SA (CSN)	1,600	26,579
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	7,700	131,362
Cosan SA Industria e Comercio	1,500	23,415
CPFL Energia SA	300	7,384
CPFL Energia SA sponsored ADR	266	20,006
Cyrela Brazil Realty SA	3,800	41,954
Diagnosticos da America SA	2,600	31,574
Duratex SA	2,700	25,907
Ecorodovias Infraestrutura e Logistica SA	1,800	14,033
Eletropaulo Metropolitana SA (PN-B)	1,300	25,337
Embraer SA	1,500	12,162
Embraer SA sponsored ADR	1,400	46,200
Energias do Brasil SA	800	17,967
Fertilizantes Fosfatados SA (PN) (a)	1,000	11,424
Fibria Celulose SA (a)	395	6,095
Fibria Celulose SA sponsored ADR (a)	1,900	29,089
Gafisa SA	400	2,449
Gafisa SA sponsored ADR	2,500	31,300
Common Stocks - continued
	Shares	Value
Brazil - continued
Gerdau SA:
(PN)	1,400	$ 17,925
sponsored ADR	6,300	83,475
Gol Linhas Aereas Inteligentes SA:
(PN)	300	4,284
sponsored ADR	700	10,136
Hypermarcas SA (a)	3,600	42,833
Itau Unibanco Banco Multiplo SA	4,300	91,776
Itau Unibanco Banco Multiplo SA ADR	23,050	495,575
Itausa-Investimentos Itau SA (PN)	26,540	187,650
JBS SA	5,900	22,291
Klabin SA (PN) (non-vtg.)	3,500	11,922
LLX Logistica SA (a)	2,600	6,237
Localiza Rent A Car SA	1,600	24,036
Lojas Americanas SA (PN)	3,300	26,499
Lojas Renner SA	1,600	46,441
Marfrig Alimentos SA	1,700	13,743
Metalurgica Gerdau SA (PN)	3,000	45,859
MMX Mineracao e Metalicos SA (a)	2,000	12,006
MRV Engenharia e Participacoes SA	3,100	26,213
Multiplan Empreendimentos Imobiliarios SA	700	13,429
Natura Cosmeticos SA	2,100	53,775
Odontoprev SA	1,000	13,493
OGX Petroleo e Gas Participacoes SA (a)	11,200	115,593
OGX Petroleo e Gas Participacoes SA sponsored ADR (a)	4,600	47,840
PDG Realty SA Empreendimentos e Participacoes	12,500	69,115
Petroleo Brasileiro SA - Petrobras:
(ON)	5,811	104,720
(ON) sponsored ADR	14,750	541,768
(PN) (non-vtg.)	8,940	145,238
(PN) sponsored ADR (non-vtg.) (d)	20,350	676,638
Porto Seguro SA	1,200	18,711
PortX Operacoes Portuarias SA (a)	2,600	5,301
Redecard SA	4,200	51,886
Rossi Residencial SA	2,300	18,083
Souza Cruz Industria Comerico	1,000	47,748
Sul America SA unit	1,200	13,249
Suzano Papel e Celulose SA	2,575	22,391
TAM SA:
(PN) (ltd. vtg.)	200	4,391
(PN) sponsored ADR (ltd. vtg.)	900	19,800
Tele Norte Leste Participacoes SA	700	15,272
Common Stocks - continued
	Shares	Value
Brazil - continued
Tele Norte Leste Participacoes SA:
(PN)	600	$ 9,564
sponsored ADR (non-vtg.)	2,100	33,222
Telemar Norte Leste SA (PN-A) (a)	300	9,060
TIM Participacoes SA	900	3,325
TIM Participacoes SA sponsored ADR (non-vtg.)	740	28,120
Totvs SA	300	29,145
Tractebel Energia Sa	1,600	24,756
Ultrapar Participacoes SA	200	12,618
Ultrapar Participacoes SA sponsored ADR	600	38,058
Usinas Siderurgicas de Minas Gerais SA - Usiminas	2,000	29,973
Usinas Siderurgicas de Minas Gerais SA - Usiminas:
ADR	2,000	24,080
(PN-A) (non-vtg.)	3,400	39,617
Vale SA	3,000	102,693
Vale SA:
(PN-A)	5,300	162,067
(PN-A) sponsored ADR	19,000	588,620
sponsored ADR (d)	12,500	435,375
Vivo Participacoes SA:
(PN)	300	10,075
sponsored ADR	1,700	57,868
TOTAL BRAZIL		7,255,466
Canada - 7.5%
Agnico-Eagle Mines Ltd. (Canada)	2,034	139,257
Agrium, Inc.	1,923	169,941
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,364	36,420
ARC Resources Ltd.	1,510	37,603
Athabasca Oil Sands Corp. (a)	2,322	39,222
Bank of Montreal	6,737	388,836
Bank of Nova Scotia	12,312	694,372
Barrick Gold Corp.	11,757	557,492
Baytex Energy Corp.	1,458	71,931
BCE, Inc.	2,982	108,336
Bombardier, Inc. Class B (sub. vtg.)	17,056	97,112
Bonavista Energy Corp.	886	26,135
Brookfield Asset Management, Inc. Class A	6,225	203,334
Brookfield Properties Corp.	3,177	55,759
CAE, Inc.	2,847	36,203
Cameco Corp.	4,768	197,702
Canadian Imperial Bank of Commerce	4,657	354,799
Common Stocks - continued
	Shares	Value
Canada - continued
Canadian National Railway Co.	5,503	$ 373,188
Canadian Natural Resources Ltd.	13,020	580,704
Canadian Oil Sands Ltd.	2,840	77,986
Canadian Pacific Railway Ltd.	2,084	139,828
Canadian Tire Ltd. Class A (non-vtg.)	952	59,244
Canadian Utilities Ltd. Class A (non-vtg.)	970	51,557
Cenovus Energy, Inc.	9,058	313,062
Centerra Gold, Inc.	1,883	30,227
CGI Group, Inc. Class A (sub. vtg.) (a)	3,198	61,526
CI Financial Corp.	2,133	45,703
Crescent Point Energy Corp.	2,805	123,985
Eldorado Gold Corp.	6,856	110,192
Empire Co. Ltd. Class A (non-vtg.)	398	20,733
Enbridge, Inc.	4,374	253,675
EnCana Corp.	8,934	287,983
Enerplus Corp.	2,152	69,326
Fairfax Financial Holdings Ltd. (sub. vtg.)	238	90,816
Finning International, Inc.	2,138	62,233
First Quantum Minerals Ltd.	1,032	119,426
Fortis, Inc.	2,086	71,888
Franco-Nevada Corp.	1,201	33,387
George Weston Ltd.	678	48,011
Gildan Activewear, Inc.	1,545	45,419
Goldcorp, Inc.	9,381	376,608
Great-West Lifeco, Inc.	3,403	88,177
Husky Energy, Inc.	3,046	82,152
IAMGOLD Corp.	4,308	81,934
IGM Financial, Inc.	1,462	62,081
Imperial Oil Ltd.	3,672	163,775
Industrial Alliance Life Insurance Co.	919	33,736
Inmet Mining Corp.	654	48,767
Intact Financial Corp.	1,408	70,956
Ivanhoe Mines Ltd. (a)	3,620	100,562
Kinross Gold Corp.	13,395	222,648
Loblaw Companies Ltd.	1,437	56,168
Magna International, Inc. Class A (sub. vtg.)	2,694	157,345
Manulife Financial Corp.	21,104	367,860
MEG Energy Corp.	500	22,256
Metro, Inc. Class A (sub. vtg.)	1,323	57,157
National Bank of Canada	2,008	140,024
Nexen, Inc.	6,427	161,461
Niko Resources Ltd.	581	56,585
Common Stocks - continued
	Shares	Value
Canada - continued
Onex Corp. (sub. vtg.)	1,042	$ 33,516
Open Text Corp. (a)	629	31,064
Osisko Mining Corp. (a)	3,925	52,184
Pacific Rubiales Energy Corp.	2,951	101,875
Pan American Silver Corp.	1,347	44,195
Pengrowth Energy Corp.	4,200	52,946
Penn West Petroleum Ltd.	5,594	153,051
PetroBakken Energy Ltd. Class A	703	15,056
Potash Corp. of Saskatchewan, Inc.	3,562	631,205
Power Corp. of Canada (sub. vtg.)	4,376	117,978
Power Financial Corp.	2,951	87,814
Progress Energy Resources Corp.	2,293	31,196
Research In Motion Ltd. (a)	5,941	351,173
RioCan (REIT)	1,305	30,256
Ritchie Brothers Auctioneers, Inc.	1,215	30,342
Rogers Communications, Inc. Class B (non-vtg.)	5,312	185,557
Royal Bank of Canada	17,139	919,011
Saputo, Inc.	1,761	73,529
Shaw Communications, Inc. Class B	4,123	87,064
Sherritt International Corp.	3,620	31,604
Shoppers Drug Mart Corp.	2,535	93,337
Silver Wheaton Corp. (a)	4,023	124,134
Sino-Forest Corp. (a)	2,944	64,050
SNC-Lavalin Group, Inc.	1,755	102,853
Sun Life Financial, Inc.	6,857	215,827
Suncor Energy, Inc.	18,716	775,113
Talisman Energy, Inc.	12,185	279,217
Teck Resources Ltd. Class B (sub. vtg.)	6,916	418,995
TELUS Corp.	663	32,882
TELUS Corp. (non-vtg.)	1,702	81,079
The Toronto-Dominion Bank	10,533	788,686
Thomson Reuters Corp.	4,521	180,641
Tim Hortons, Inc.	1,173	48,070
Tim Hortons, Inc. (Canada)	899	36,801
TMX Group, Inc.	867	33,014
TransAlta Corp.	2,686	55,485
TransCanada Corp.	8,358	305,149
Valeant Pharmaceuticals International, Inc.	3,251	118,499
Vermilion Energy, Inc.	1,134	53,647
Viterra, Inc.	4,889	57,138
Common Stocks - continued
	Shares	Value
Canada - continued
Yamana Gold, Inc.	8,642	$ 97,288
Yellow Media, Inc.	6,556	40,144
TOTAL CANADA		15,697,470
Cayman Islands - 0.6%
Agile Property Holdings Ltd.	18,000	26,734
Alibaba.com Ltd.	14,500	28,640
Anta Sports Products Ltd.	13,000	20,809
Belle International Holdings Ltd.	49,000	83,837
Bosideng International Holdings Ltd.	26,000	8,070
Chaoda Modern Agriculture (Holdings) Ltd.	30,000	21,393
China Dongxiang Group Co. Ltd.	38,000	16,571
China High Speed Transmission Equipment Group Co. Ltd.	12,000	18,531
China Infrastructure Machinery Holdings Ltd.	20,000	11,671
China Resources Cement Holdings Ltd. (a)	22,000	16,704
China Rongsheng Heavy Industry Group Co. Ltd.	18,000	16,391
China Shanshui Cement Group Ltd.	18,000	14,060
China Shineway Pharmaceutical Group Ltd.	5,000	12,608
China Zhongwang Holdings Ltd.	24,000	11,512
Country Garden Holdings Co. Ltd.	51,000	19,100
Enn Energy Holdings Ltd.	8,000	23,805
Evergrande Real Estate Group Ltd.	58,000	30,797
Foxconn International Holdings Ltd. (a)	22,000	15,576
GCL-Poly Energy Holdings Ltd. (a)	80,000	37,246
Geely Automobile Holdings Ltd.	50,000	23,471
Greentown China Holdings Ltd.	4,500	5,148
Hengan International Group Co. Ltd.	8,500	63,613
Hengdeli Holdings Ltd.	24,000	13,513
Hidili Industry International Development Ltd.	16,000	13,667
Kingboard Chemical Holdings Ltd.	6,500	37,015
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	150	152
KWG Property Holding Ltd.	13,500	10,043
Lee & Man Paper Manufacturing Ltd.	26,000	18,007
Li Ning Co. Ltd.	8,000	15,247
Longfor Properties Co. Ltd.	17,000	25,336
Renhe Commercial Holdings Co. Ltd.	70,000	11,671
Sands China Ltd. (a)	30,400	75,251
Semiconductor Manufacturing International Corp. (a)	189,000	14,811
Shimao Property Holdings Ltd.	17,500	26,575
Shui On Land Ltd.	41,743	20,077
SOHO China Ltd.	28,000	22,086
Tencent Holdings Ltd.	12,000	310,897
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Want Want China Holdings Ltd.	71,000	$ 59,009
Wynn Macau Ltd.	17,200	47,761
TOTAL CAYMAN ISLANDS		1,247,405
Chile - 0.3%
Banco de Credito e Inversiones	419	28,095
Banco Santander Chile	468,303	38,137
Banco Santander Chile sponsored ADR	41	3,480
CAP SA	954	47,582
Cencosud SA	10,887	73,451
Colbun SA	87,998	23,038
Compania Cervecerias Unidas SA	788	8,529
Compania Cervecerias Unidas SA sponsored ADR	63	3,419
Compania de Petroleos de Chile SA (COPEC)	5,357	91,852
CorpBanca SA	716,619	11,805
Empresa Nacional de Electricidad SA	34,569	59,880
Empresa Nacional de Electricidad SA sponsored ADR (d)	174	9,083
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,392	23,623
Empresas CMPC SA	1,334	64,878
Enersis SA	115,698	48,128
Enersis SA sponsored ADR	453	9,404
Gener SA	36,586	18,036
Lan Airlines SA	1,460	41,032
Lan Airlines SA sponsored ADR (d)	303	8,499
SACI Falabella	3,108	31,067
Sociedad Quimica y Minera de Chile SA:
(PN-B)	1,033	55,366
(PN-B) sponsored ADR	95	5,081
Vina Concha y Toro SA	4,482	10,481
TOTAL CHILE		713,946
China - 2.3%
Agricultural Bank of China (H Shares)	199,000	98,009
Air China Ltd. (H Shares) (a)	24,000	24,718
Aluminum Corp. of China Ltd. (H Shares) (a)	50,000	49,454
Angang Steel Co. Ltd. (H Shares)	12,000	17,669
Anhui Conch Cement Co. Ltd. (H Shares)	10,000	46,173
Bank of China Ltd. (H Shares)	757,024	393,231
Bank of Communications Co. Ltd. (H Shares)	79,000	75,283
BBMG Corp. (H Shares)	8,500	11,491
Beijing Capital International Airport Co. Ltd. (H Shares)	28,000	14,939
BYD Co. Ltd. (H Shares)	7,000	34,206
Common Stocks - continued
	Shares	Value
China - continued
China BlueChemical Ltd. (H shares)	14,000	$ 11,564
China Citic Bank Corp. Ltd. (H Shares)	77,000	50,169
China Coal Energy Co. Ltd. (H Shares)	42,000	61,302
China Communications Construction Co. Ltd. (H Shares)	53,000	42,825
China Communications Services Corp. Ltd. (H Shares)	26,000	15,907
China Construction Bank Corp. (H Shares)	579,649	509,260
China Cosco Holdings Co. Ltd. (H Shares) (a)	28,000	30,202
China Gas Holdings Ltd.	28,000	12,174
China International Marine Containers Co. Ltd. (B Shares)	7,000	16,591
China Life Insurance Co. Ltd. (H Shares)	90,000	350,946
China Longyuan Power Group Corp. (H Shares) (a)	23,000	20,649
China Mengniu Dairy Co. Ltd.	12,000	33,475
China Merchants Bank Co. Ltd. (H Shares)	48,480	114,161
China Minsheng Banking Corp. Ltd. (H Shares)	50,800	43,067
China National Building Materials Co. Ltd. (H Shares)	18,000	44,788
China National Materials Co. Ltd. (H Shares)	11,000	9,438
China Oilfield Services Ltd. (H Shares)	18,000	34,814
China Pacific Insurance Group Co. Ltd. (H Shares)	8,800	34,819
China Petroleum & Chemical Corp. (H Shares)	194,000	214,419
China Railway Construction Corp. Ltd. (H Shares)	21,000	25,803
China Railway Group Ltd.	56,000	40,581
China Resources Land Ltd.	24,000	43,279
China Shenhua Energy Co. Ltd. (H Shares)	42,000	170,493
China Shipping Container Lines Co. Ltd. (H Shares) (a)	42,000	19,393
China Shipping Development Co. Ltd. (H Shares)	16,000	19,434
China South Locomotive & Rolling Stock Corp. Ltd. (H Shares)	26,000	37,349
China Southern Airlines Ltd. (H Shares) (a)	22,000	11,262
China Telecom Corp. Ltd. (H Shares)	164,000	97,272
China Vanke Co. Ltd. (B Shares)	19,100	23,689
Datang International Power Generation Co. Ltd.	26,000	9,070
Dongfang Electric Corp. Ltd.	3,800	16,108
Dongfeng Motor Group Co. Ltd. (H Shares)	32,000	56,474
Golden Eagle Retail Group Ltd. (H Shares)	9,000	24,702
Great Wall Motor Co. Ltd. (H Shares)	10,000	15,750
Guangzhou Automobile Group Co. Ltd.	29,376	37,677
Guangzhou R&F Properties Co. Ltd. (H Shares)	11,200	16,462
Huaneng Power International, Inc. (H Shares)	44,000	24,555
Industrial & Commercial Bank of China Ltd. (H Shares)	732,008	544,537
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	7,500	52,493
Jiangsu Expressway Co. Ltd. (H Shares)	16,000	17,197
Jiangxi Copper Co. Ltd. (H Shares)	17,000	54,292
Maanshan Iron & Steel Co. Ltd. (H Shares)	18,000	10,043
Common Stocks - continued
	Shares	Value
China - continued
Metallurgical Corp. of China Ltd. (H Shares) (a)	22,000	$ 9,707
Nine Dragons Paper (Holdings) Ltd.	18,000	25,441
Parkson Retail Group Ltd.	14,000	23,846
PetroChina Co. Ltd. (H Shares)	254,000	354,572
PICC Property & Casualty Co. Ltd. (H Shares) (a)	32,000	40,016
Ping An Insurance Group Co. China Ltd. (H Shares)	21,000	208,066
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	8,000	20,726
Shanghai Electric Group Co. Ltd. (H Shares)	34,000	20,452
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. (B Shares)	7,500	11,430
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	1,200	780
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	24,000	14,591
Sinopharm Group Co. Ltd. (H Shares)	6,800	24,028
Tingyi (Cayman Islands) Holding Corp.	22,000	53,837
Tsingtao Brewery Co. Ltd. (H Shares)	4,000	18,367
Weichai Power Co. Ltd. (H Shares)	5,000	33,956
Wumart Stores, Inc. (H Shares)	9,000	18,885
Yanzhou Coal Mining Co. Ltd. (H Shares)	24,000	70,161
Zhaojin Mining Industry Co. Ltd. (H Shares)	5,000	18,309
Zhejiang Expressway Co. Ltd. (H Shares)	22,000	20,457
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	5,000	19,239
Zijin Mining Group Co. Ltd. (H Shares)	52,000	41,084
ZTE Corp. (H Shares)	5,600	22,086
TOTAL CHINA		4,853,694
Colombia - 0.2%
Almacenes Exito SA	1,877	23,120
BanColombia SA	3,012	43,584
BanColombia SA:
sponsored ADR	40	2,338
(PN)	2,791	40,805
Cementos Argos SA	4,030	24,690
Corporacion Financiera Colombiana SA	600	11,278
Ecopetrol SA	47,552	101,099
Grupo de Inversiones Surameric	2,645	50,002
Interconexion Electrica SA	4,130	29,195
Inversiones Argos SA	3,888	39,977
TOTAL COLOMBIA		366,088
Cyprus - 0.0%
Bank of Cyprus Public Co. Ltd.	9,142	38,673
Common Stocks - continued
	Shares	Value
Czech Republic - 0.1%
Ceske Energeticke Zavody AS	1,930	$ 90,969
Komercni Banka AS	160	38,214
Telefonica O2 Czech Republic AS	1,302	29,763
TOTAL CZECH REPUBLIC		158,946
Denmark - 0.6%
A.P. Moller - Maersk AS:
Series A	6	56,472
Series B	16	155,587
Carlsberg AS Series B	1,327	132,208
Coloplast AS Series B	250	36,316
Danske Bank AS (a)	5,573	149,427
DSV de Sammensluttede Vognmaend AS	2,756	57,547
Novo Nordisk AS Series B	4,990	561,751
Novozymes AS Series B	559	77,354
Tryg AS	255	13,824
Vestas Wind Systems AS (a)	2,459	84,764
William Demant Holding AS (a)	336	26,904
TOTAL DENMARK		1,352,154
Egypt - 0.1%
Al Ezz Dekheila Steel Co.- Alexandria SAE	5	577
Commercial International Bank Ltd.	6,397	39,829
EFG-Hermes Holding SAE	2,979	12,714
Egyptian Co. for Mobile Services (MobiNil)	305	6,642
Egyptian Kuwaiti Holding	6,356	8,263
El Ezz Steel Rebars SAE (a)	3,256	8,894
Elsewedy Electric Co.	422	3,242
National Societe Generale Bank	1,200	8,256
Orascom Construction Industries SAE	1,149	42,400
Orascom Telecom Holding SAE (a)	29,181	17,785
Sidi Kerir Petrochemcials Co.	360	799
Talaat Moustafa Group Holding (a)	8,790	9,829
Telecom Egypt SAE	3,274	8,943
TOTAL EGYPT		168,173
Finland - 0.7%
Elisa Corp. (A Shares)	1,452	31,964
Fortum Corp.	5,398	166,272
Kesko Oyj	929	44,717
Kone Oyj (B Shares)	1,836	99,986
Metso Corp.	1,501	80,099
Neste Oil Oyj	1,616	30,486
Common Stocks - continued
	Shares	Value
Finland - continued
Nokia Corp.	44,828	$ 478,107
Nokian Tyres PLC	1,413	51,029
Orion Oyj (B Shares)	1,205	27,236
Outokumpu Oyj (A Shares)	1,486	27,687
Pohjola Bank PLC (A Shares)	1,301	17,348
Rautaruukki Oyj (K Shares)	1,096	27,338
Sampo OYJ (A Shares)	5,219	153,613
Sanoma-WSOY Oyj	1,022	23,897
Stora Enso Oyj (R Shares)	7,101	84,478
UPM-Kymmene Corp.	6,084	125,268
Wartsila Corp.	937	72,347
TOTAL FINLAND		1,541,872
France - 6.2%
Accor SA	1,748	79,927
Aeroports de Paris	341	28,659
Air France KLM (Reg.) (a)	1,607	29,370
Alcatel-Lucent SA (a)	28,604	95,310
Alstom SA	2,591	144,597
Atos Origin SA (a)	540	30,062
AXA SA	20,617	436,353
BIC SA	319	27,391
bioMerieux SA	105	11,459
BNP Paribas SA	11,531	861,912
Bouygues SA	2,886	134,371
Bureau Veritas SA	653	47,371
Cap Gemini SA	1,748	88,075
Carrefour SA	7,227	354,048
Casino Guichard Perrachon et Compagnie	681	66,537
Christian Dior SA	742	101,935
CNP Assurances	1,617	35,640
Compagnie de St. Gobain	4,754	275,428
Compagnie Generale de Geophysique SA (a)	1,536	46,521
Credit Agricole SA	11,300	166,918
Danone	6,986	420,713
Dassault Systemes SA	744	58,423
Edenred (a)	2,014	48,154
EDF SA	3,208	141,414
Eiffage SA	486	24,967
Eramet SA	62	22,026
Essilor International SA	2,445	163,427
Eurazeo SA	392	28,888
Common Stocks - continued
	Shares	Value
France - continued
Eutelsat Communications	1,308	$ 47,712
Fonciere Des Regions	370	37,215
France Telecom SA	22,192	483,958
GDF Suez	14,824	588,020
Gecina SA	230	27,491
Groupe Eurotunnel SA	5,997	58,225
Hermes International SA	136	27,444
ICADE	263	28,548
Iliad Group SA	155	16,456
Imerys	446	29,369
JC Decaux SA (a)	973	31,130
Klepierre SA	991	36,033
L'Air Liquide (a)	3,394	423,890
L'Oreal SA (a)	2,895	336,084
Lafarge SA (a)	2,505	148,405
Lagardere S.C.A. (Reg.)	1,449	64,480
Legrand SA	1,754	70,632
LVMH Moet Hennessy - Louis Vuitton	2,920	455,913
M6 Metropole Television SA	635	15,530
Michelin CGDE Series B	2,067	150,456
Natixis SA (a)	11,244	59,679
Neopost SA	367	33,215
PagesJaunes Groupe SA	1,324	13,592
Pernod-Ricard SA	2,426	231,255
Peugeot Citroen SA (a)	1,818	76,196
PPR SA	928	148,323
Publicis Groupe SA	1,495	76,934
Renault SA (a)	2,250	147,190
Safran SA	2,051	74,126
Sanofi-Aventis	12,637	863,552
Schneider Electric SA	2,896	451,571
SCOR SE	2,111	58,421
Societe Generale Series A	7,614	492,305
Sodexo SA	1,134	78,041
Suez Environnement SA	3,286	67,860
Technip SA	1,234	119,893
Television Francaise 1 SA	1,495	29,032
Thales SA	1,206	44,817
Total SA	25,456	1,489,428
Unibail-Rodamco	1,099	209,732
Vallourec SA	1,354	147,067
Veolia Environnement	4,299	134,459
Common Stocks - continued
	Shares	Value
France - continued
VINCI SA	5,220	$ 302,176
Vivendi	14,723	421,961
TOTAL FRANCE		12,817,712
Germany - 5.1%
adidas AG	2,528	157,433
Allianz AG	5,487	762,062
Axel Springer Verlag	200	31,788
BASF AG	11,046	849,553
Bayer AG	9,921	731,518
Bayerische Motoren Werke AG (BMW)	4,000	307,094
Beiersdorf AG	1,224	67,060
Brenntag AG	300	28,429
Celesio AG	1,005	25,384
Commerzbank AG (a)	9,842	74,981
Continental AG (a)	634	49,907
Daimler AG (Germany) (a)	10,795	789,460
Deutsche Bank AG	11,175	660,439
Deutsche Boerse AG	2,377	180,148
Deutsche Lufthansa AG (a)	2,808	58,989
Deutsche Post AG	10,264	188,148
Deutsche Telekom AG	33,909	452,052
E.ON AG	21,655	721,873
Fraport AG Frankfurt Airport Services Worldwide	440	30,973
Fresenius Medical Care AG & Co. KGaA	2,378	139,123
Fresenius SE	1,355	118,126
GEA Group AG	2,070	59,014
Hannover Rueckversicherungs AG	661	36,970
HeidelbergCement AG	1,642	107,292
Henkel AG & Co. KGaA	1,552	79,793
Hochtief AG	477	42,217
Infineon Technologies AG	13,519	142,896
K&S AG	1,790	132,303
Kabel Deutschland Holding AG	750	37,784
Lanxess AG	948	68,901
Linde AG	2,021	294,520
MAN SE	1,293	149,469
Merck KGaA	797	68,193
Metro AG	1,631	114,835
Munich Re Group	2,285	357,862
Puma AG	69	21,575
RWE AG	5,029	362,204
Common Stocks - continued
	Shares	Value
Germany - continued
Salzgitter AG	466	$ 37,703
SAP AG	10,223	590,881
Siemens AG	9,884	1,266,926
Suedzucker AG (Bearer)	818	21,820
Thyssenkrupp AG	4,082	165,189
TUI AG (a)	1,365	18,799
United Internet AG	1,522	25,243
Volkswagen AG	367	55,769
Wacker Chemie AG	172	31,082
TOTAL GERMANY		10,713,780
Greece - 0.2%
Alpha Bank AE (a)	5,355	31,377
Coca-Cola Hellenic Bottling Co. SA	2,327	68,524
EFG Eurobank Ergasias SA (a)	4,319	25,306
Greek Organization of Football Prognostics SA	2,913	58,662
Hellenic Petroleum SA	380	3,626
Hellenic Telecommunications Organization SA	3,161	32,629
National Bank of Greece SA (a)	11,269	109,446
Public Power Corp. of Greece	1,452	23,754
TOTAL GREECE		353,324
Hong Kong - 2.6%
AIA Group Ltd.	93,800	258,056
ASM Pacific Technology Ltd.	2,800	33,416
Bank of East Asia Ltd.	18,200	78,899
Beijing Enterprises Holdings Ltd.	6,500	38,099
BOC Hong Kong (Holdings) Ltd.	45,500	146,769
Cathay Pacific Airways Ltd.	15,000	37,785
Cheung Kong Holdings Ltd.	17,000	280,397
China Agri-Industries Holding Ltd.	19,000	20,324
China Everbright Ltd.	10,000	20,778
China Insurance International Holdings Co. Ltd. (a)	8,400	23,540
China Merchant Holdings International Co. Ltd.	14,156	61,549
China Mobile (Hong Kong) Ltd.	72,500	712,652
China Overseas Land & Investment Ltd.	48,000	90,622
China Resources Enterprise Ltd.	14,000	54,856
China Resources Power Holdings Co. Ltd.	18,000	31,490
China Travel International Investment HK Ltd. (a)	46,000	10,148
China Unicom (Hong Kong) Ltd.	74,000	123,615
Citic Pacific Ltd.	13,000	34,931
CLP Holdings Ltd.	22,000	178,471
Common Stocks - continued
	Shares	Value
Hong Kong - continued
CNOOC Ltd.	214,000	$ 476,344
Cosco Pacific Ltd.	20,000	37,246
Esprit Holdings Ltd.	14,369	68,096
Fosun International Ltd.	13,500	10,597
Franshion Properties China Ltd.	34,000	9,855
Fushan International Energy Group Ltd.	38,000	25,734
Guangdong Investment Ltd.	22,000	11,230
Hang Lung Group Ltd.	9,000	56,850
Hang Lung Properties Ltd.	30,000	131,592
Hang Seng Bank Ltd.	9,400	155,043
Henderson Land Development Co. Ltd.	13,036	90,370
Hong Kong & China Gas Co. Ltd.	50,500	114,255
Hong Kong Electric Holdings Ltd.	16,500	104,543
Hong Kong Exchanges and Clearing Ltd.	12,200	279,776
Hopewell Holdings Ltd.	7,500	24,337
Hutchison Whampoa Ltd.	25,000	291,466
Hysan Development Co. Ltd.	7,000	33,398
Kerry Properties Ltd.	9,500	50,748
Lenovo Group Ltd.	52,000	30,146
Lifestyle International Holdings Ltd.	6,500	16,140
Link (REIT)	26,878	84,287
Mongolia Energy Corp. Ltd. (a)	38,000	10,674
MTR Corp. Ltd.	17,537	64,104
New World Development Co. Ltd.	31,482	59,598
PCCW Ltd.	54,000	25,487
Poly (Hong Kong) Investments Ltd.	23,000	21,475
Shanghai Industrial Holdings Ltd.	7,000	28,146
Shangri-La Asia Ltd.	18,000	46,981
Sino Land Ltd.	30,356	57,389
Sino-Ocean Land Holdings Ltd.	36,500	24,297
Sinotruk Hong Kong Ltd.	12,500	11,623
SJM Holdings Ltd.	18,000	30,151
Sun Hung Kai Properties Ltd.	17,000	283,450
Swire Pacific Ltd. (A Shares)	9,000	141,520
Wharf Holdings Ltd.	16,000	120,870
Wheelock and Co. Ltd.	11,000	44,582
Wing Hang Bank Ltd.	2,000	26,908
Yuexiu Property Co. Ltd. (a)	42,000	10,235
TOTAL HONG KONG		5,345,940
Hungary - 0.1%
Magyar Telekom PLC	5,740	15,579
Common Stocks - continued
	Shares	Value
Hungary - continued
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	528	$ 59,204
OTP Bank Ltd. (a)	2,851	79,598
Richter Gedeon Ltd.	153	32,584
TOTAL HUNGARY		186,965
India - 1.6%
ABB Ltd. India	4	64
ACC Ltd.	538	11,642
Adani Enterprises Ltd.	3,186	39,226
Aditya Birla Nuvo Ltd.	568	9,299
Ambuja Cements Ltd.	8,569	23,589
Axis Bank Ltd.	2,450	66,413
Bajaj Auto Ltd.	1,198	32,573
Bharat Heavy Electricals Ltd.	1,424	68,941
Bharat Petroleum Corp. Ltd.	777	10,394
Cairn India Ltd. (a)	4,200	30,113
Canara Bank	800	10,525
Cipla Ltd.	3,842	27,848
Coal India Ltd.	6,900	45,827
DLF Ltd.	4,373	21,366
Dr. Reddy's Laboratories Ltd.	1,304	46,173
GAIL India Ltd.	4,761	48,929
GMR Infrastructure Ltd. (a)	12,281	10,559
HCL Technologies Ltd.	1,649	17,660
HDFC Bank Ltd.	3,336	149,365
Hero Honda Motors Ltd.	857	30,542
Hindalco Industries Ltd.	13,223	66,267
Hindustan Unilever Ltd.	10,476	61,987
Housing Development and Infrastructure Ltd. (a)	3,089	8,841
Housing Development Finance Corp. Ltd.	12,838	176,034
ICICI Bank Ltd.	9,596	215,584
Indiabulls Real Estate Ltd. (a)	4,085	10,720
IndusInd Bank Ltd.	3,212	15,868
Infosys Technologies Ltd.	5,482	373,650
Infrastructure Development Finance Co. Ltd.	12,022	38,630
ITC Ltd.	25,817	91,606
Jaiprakash Associates Ltd.	10,613	19,257
Jindal Steel & Power Ltd.	4,524	65,478
JSW Steel Ltd.	993	19,622
Kotak Mahindra Bank Ltd.	3,788	31,846
Larsen & Toubro Ltd.	2,376	85,090
LIC Housing Finance Ltd.	2,740	10,754
Common Stocks - continued
	Shares	Value
India - continued
Lupin Ltd.	1,500	$ 13,810
Mahindra & Mahindra Ltd.	3,254	50,654
Maruti Suzuki India Ltd.	826	22,652
NTPC Ltd.	11,731	48,396
Oil & Natural Gas Corp. Ltd.	2,368	60,863
Piramal Healthcare Ltd.	1,296	12,438
Ranbaxy Laboratories Ltd. (a)	989	11,759
Reliance Capital Ltd.	898	10,263
Reliance Communication Ltd.	6,416	17,172
Reliance Industries Ltd.	15,660	314,157
Reliance Infrastructure Ltd.	1,239	19,128
Reliance Power Ltd. (a)	6,013	17,727
Rural Electrification Corp. Ltd.	4,379	23,283
Satyam Computer Services Ltd. (a)	7,950	10,435
Sesa Goa Ltd.	3,980	28,322
Siemens India Ltd.	1,020	19,008
State Bank of India	839	48,379
Steel Authority of India Ltd.	5,669	19,905
Sterlite Industries (India) Ltd.	16,104	57,987
Sun Pharmaceutical Industries Ltd.	3,555	34,200
Suzlon Energy Ltd. (a)	8,046	8,674
Tata Consultancy Services Ltd.	5,796	146,655
Tata Motors Ltd.	3,002	75,343
Tata Power Co. Ltd.	1,075	29,162
Tata Steel Ltd.	3,632	50,701
Ultratech Cement Ltd.	1,042	22,802
Unitech Ltd.	14,158	14,845
United Phosphorous Ltd.	2,475	7,351
United Spirits Ltd.	888	24,064
Wipro Ltd.	6,099	58,456
Zee Entertainment Enterprises Ltd.	4,370	10,981
Zee Learn Ltd. (a)	546	270
TOTAL INDIA		3,282,124
Indonesia - 0.5%
Charoen Pokphand Indonesia Tbk	80,000	13,174
PT Adaro Energy Tbk	115,500	28,722
PT Aneka Tambang Tbk	39,500	9,495
PT Astra Agro Lestari Tbk	4,000	9,593
PT Astra International Tbk	24,500	132,411
PT Bank Central Asia Tbk	155,500	97,102
PT Bank Danamon Indonesia Tbk Series A	38,000	24,989
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Bank Mandiri (Persero) Tbk	88,500	$ 58,198
PT Bank Negara Indonesia (Persero) Tbk	65,489	23,342
PT Bank Rakyat Indonesia Tbk	131,000	70,220
PT Bumi Resources Tbk	209,000	62,945
PT Gudang Garam Tbk	8,000	32,936
PT Indo Tambangraya Megah Tbk	5,000	25,586
PT Indocement Tunggal Prakarsa Tbk	16,000	23,961
PT Indofood Sukses Makmur Tbk	54,000	28,050
PT Indosat Tbk	19,500	10,507
PT International Nickel Indonesia Tbk	31,500	16,015
PT Kalbe Farma Tbk	48,000	14,987
PT Perusahaan Gas Negara Tbk Series B	112,500	52,532
PT Semen Gresik (Persero) Tbk	32,000	27,409
PT Tambang Batubbara Bukit Asam Tbk	10,500	22,920
PT Telkomunikasi Indonesia Tbk Series B	127,000	106,266
PT Unilever Indonesia Tbk	17,000	28,277
PT United Tractors Tbk	19,000	44,833
TOTAL INDONESIA		964,470
Ireland - 0.2%
Bank of Ireland (a)	36,466	15,195
CRH PLC	8,678	186,773
Elan Corp. PLC (a)	5,628	38,077
James Hardie Industries NV unit (a)	4,894	30,433
Kerry Group PLC Class A	1,793	58,101
Ryanair Holdings PLC	5,111	25,476
TOTAL IRELAND		354,055
Isle of Man - 0.1%
Genting International PLC (a)	77,000	121,592
Israel - 0.5%
Bank Hapoalim BM (Reg.) (a)	12,355	56,047
Bank Leumi le-Israel BM	14,388	64,959
Bezeq Israeli Telecommunication Corp. Ltd.	21,569	57,614
Cellcom Israel Ltd.	119	3,634
Cellcom Israel Ltd. (Israel)	569	17,177
Delek Group Ltd.	40	8,992
Discount Investment Corp. Ltd.	153	2,973
Elbit Systems Ltd.	154	7,826
Elbit Systems Ltd. (Israel)	143	7,246
Israel Chemicals Ltd.	5,343	83,846
Israel Corp. Ltd. (Class A) (a)	28	32,075
Common Stocks - continued
	Shares	Value
Israel - continued
Israel Discount Bank Ltd. (Class A) (a)	9,848	$ 19,600
Makhteshim-Agan Industries (a)	2,646	12,823
Mizrahi Tefahot Bank Ltd.	1,165	11,085
Nice Systems Ltd. (a)	544	17,715
Nice Systems Ltd. sponsored ADR (a)	274	8,965
Ormat Industries Ltd.	833	6,713
Partner Communications Co. Ltd.	841	16,016
Teva Pharmaceutical Industries Ltd.	5,845	318,813
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,478	299,373
TOTAL ISRAEL		1,053,492
Italy - 1.8%
A2A SpA	16,217	24,088
Assicurazioni Generali SpA	13,863	302,327
Atlantia SpA	2,999	68,236
Autogrill SpA (a)	1,091	15,698
Banca Carige SpA	5,261	12,446
Banca Monte dei Paschi di Siena SpA (a)	23,547	29,963
Banco Popolare Societa Cooperativa (d)	20,947	74,487
Enel Green Power SpA	19,300	42,830
Enel SpA	78,442	443,240
ENI SpA	31,259	740,010
EXOR SpA	865	26,668
Fiat Industrial SpA (a)	9,262	125,339
Fiat SpA	9,262	89,899
Finmeccanica SpA	4,975	67,188
Intesa Sanpaolo SpA	92,117	306,443
Intesa Sanpaolo SpA (Risparmio Shares)	10,683	30,786
Luxottica Group SpA	1,253	37,979
Mediaset SpA	8,000	51,940
Mediobanca SpA	5,965	60,266
Parmalat SpA	21,462	68,018
Pirelli & C SpA	3,291	25,140
Prysmian SpA	1,925	38,845
Saipem SpA	3,253	162,726
Snam Rete Gas SpA	17,719	92,966
Telecom Italia SpA	114,186	162,189
Terna SpA	16,563	72,332
UniCredit SpA	161,306	399,478
Unione di Banche Italiane SCpA	7,379	76,421
TOTAL ITALY		3,647,948
Common Stocks - continued
	Shares	Value
Japan - 14.2%
77 Bank Ltd.	5,000	$ 27,108
ABC-Mart, Inc.	300	10,906
ACOM Co. Ltd.	230	4,114
Advantest Corp.	2,100	42,957
Aeon Co. Ltd.	7,000	88,012
Aeon Credit Service Co. Ltd.	800	11,218
Aeon Mall Co. Ltd.	800	20,945
Air Water, Inc.	2,000	26,243
Aisin Seiki Co. Ltd.	2,300	87,287
Ajinomoto Co., Inc.	8,000	88,596
Alfresa Holdings Corp.	500	20,620
All Nippon Airways Ltd. (a)	9,000	33,004
Amada Co. Ltd.	4,000	34,844
Aozora Bank Ltd.	8,000	17,641
Asahi Breweries Ltd.	4,600	86,418
Asahi Glass Co. Ltd.	12,000	149,561
Asahi Kasei Corp.	15,000	102,339
Asics Corp.	2,000	26,608
Astellas Pharma, Inc.	5,400	206,250
Bank of Kyoto Ltd.	4,000	36,940
Bank of Yokohama Ltd.	15,000	75,110
Benesse Corp.	800	35,867
Bridgestone Corp.	8,000	153,606
Brother Industries Ltd.	2,600	39,754
Canon Marketing Japan, Inc.	900	12,895
Canon, Inc.	13,600	669,443
Casio Computer Co. Ltd.	3,400	25,434
Central Japan Railway Co.	18	151,754
Chiba Bank Ltd.	10,000	62,256
Chiyoda Corp.	2,000	17,763
Chubu Electric Power Co., Inc.	7,800	195,000
Chugai Pharmaceutical Co. Ltd.	2,800	51,545
Chugokun Electric Power Co.	3,600	74,561
Chuo Mitsui Trust Holdings, Inc.	13,000	52,266
Citizen Holdings Co. Ltd.	2,900	18,761
Coca-Cola West Co. Ltd.	800	14,571
Cosmo Oil Co. Ltd.	8,000	25,828
Credit Saison Co. Ltd.	1,800	30,811
Dai Nippon Printing Co. Ltd.	7,000	95,687
Dai-ichi Mutual Life Insurance Co.	97	152,212
Daicel Chemical Industries Ltd.	3,000	21,820
Daido Steel Co. Ltd.	4,000	25,195
Common Stocks - continued
	Shares	Value
Japan - continued
Daihatsu Motor Co. Ltd.	2,000	$ 33,090
Daiichi Sankyo Kabushiki Kaisha	8,100	175,855
Daikin Industries Ltd.	3,000	103,655
Dainippon Sumitomo Pharma Co. Ltd.	1,600	14,366
Daito Trust Construction Co. Ltd.	900	63,048
Daiwa House Industry Co. Ltd.	6,000	73,173
Daiwa Securities Group, Inc.	21,000	103,618
DeNA Co. Ltd.	900	32,445
Denki Kagaku Kogyo KK	6,000	29,240
Denso Corp.	5,900	217,081
Dentsu, Inc.	2,000	60,941
Dowa Holdings Co. Ltd.	3,000	21,089
East Japan Railway Co.	4,100	270,736
Eisai Co. Ltd.	3,000	103,911
Electric Power Development Co. Ltd.	1,500	46,510
Elpida Memory, Inc. (a)	2,200	31,842
FamilyMart Co. Ltd.	700	26,011
Fanuc Ltd.	2,300	363,158
Fast Retailing Co. Ltd.	700	101,913
Fuji Electric Holdings Co. Ltd.	8,000	25,731
Fuji Heavy Industries Ltd.	7,000	59,954
Fuji Media Holdings, Inc.	3	4,656
Fujifilm Holdings Corp.	5,600	202,290
Fujitsu Ltd.	22,000	136,964
Fukuoka Financial Group, Inc.	10,000	42,885
Furukawa Electric Co. Ltd.	7,000	31,128
GREE, Inc.	1,000	16,045
GS Yuasa Corp.	4,000	27,924
Gunma Bank Ltd.	4,000	23,002
Hakuhodo DY Holdings, Inc.	240	13,713
Hamamatsu Photonics KK	800	29,240
Hankyu Hanshin Holdings, Inc.	14,000	64,815
Hino Motors Ltd.	3,000	16,886
Hirose Electric Co. Ltd.	400	42,934
Hiroshima Bank Ltd.	6,000	25,585
Hisamitsu Pharmaceutical Co., Inc.	700	28,229
Hitachi Chemical Co. Ltd.	1,300	29,491
Hitachi Construction Machinery Co. Ltd.	1,200	28,246
Hitachi High-Technologies Corp.	800	19,766
Hitachi Ltd.	54,000	294,737
Hitachi Metals Ltd.	2,000	23,514
Hokkaido Electric Power Co., Inc.	2,400	49,883
Common Stocks - continued
	Shares	Value
Japan - continued
Hokuhoku Financial Group, Inc.	14,000	$ 28,314
Hokuriku Electric Power Co., Inc.	2,200	53,606
Honda Motor Co. Ltd.	19,500	840,493
Hoya Corp.	5,400	127,237
Ibiden Co. Ltd.	1,600	54,074
Idemitsu Kosan Co. Ltd.	300	31,542
INPEX Corp.	25	160,210
Isetan Mitsukoshi Holdings Ltd.	4,700	52,738
Ishikawajima-Harima Heavy Industries Co. Ltd.	15,000	33,991
Isuzu Motors Ltd.	15,000	70,541
Ito En Ltd.	700	12,059
Itochu Corp.	18,100	196,701
ITOCHU Techno-Solutions Corp.	300	10,446
Iyo Bank Ltd.	3,000	25,548
J Front Retailing Co. Ltd.	6,000	30,994
Japan Petroleum Exploration Co. Ltd.	400	16,252
Japan Prime Realty Investment Corp.	10	26,791
Japan Real Estate Investment Corp.	6	60,015
Japan Retail Fund Investment Corp.	19	34,884
Japan Steel Works Ltd.	4,000	41,764
Japan Tobacco, Inc.	55	206,384
JFE Holdings, Inc.	5,600	179,776
JGC Corp.	2,000	48,733
Joyo Bank Ltd.	7,000	30,872
JS Group Corp.	3,100	67,756
JSR Corp.	2,000	41,228
JTEKT Corp.	2,500	31,280
Jupiter Telecommunications Co.	27	27,632
JX Holdings, Inc.	27,410	185,338
Kajima Corp.	10,000	26,316
Kamigumi Co. Ltd.	3,000	25,183
Kaneka Corp.	3,000	20,980
Kansai Electric Power Co., Inc.	9,000	222,588
Kansai Paint Co. Ltd.	3,000	30,811
Kao Corp.	6,600	172,478
Kawasaki Heavy Industries Ltd.	18,000	64,035
Kawasaki Kisen Kaisha Ltd.	8,000	33,333
KDDI Corp.	35	196,577
Keihin Electric Express Railway Co. Ltd.	6,000	51,316
Keio Corp.	7,000	46,991
Keisei Electric Railway Co.	3,000	20,285
Keyence Corp.	500	132,675
Common Stocks - continued
	Shares	Value
Japan - continued
Kikkoman Corp.	2,000	$ 21,637
Kinden Corp.	2,000	17,885
Kintetsu Corp. (d)	20,000	61,647
Kirin Holdings Co. Ltd.	10,000	134,503
Kobe Steel Ltd.	30,000	73,465
Koito Manufacturing Co. Ltd.	1,000	17,312
Komatsu Ltd.	11,300	336,467
Konami Corp.	900	17,993
Konica Minolta Holdings, Inc.	6,000	57,895
Kubota Corp.	14,000	142,422
Kuraray Co. Ltd.	4,200	58,947
Kurita Water Industries Ltd.	1,500	46,875
Kyocera Corp.	2,000	208,090
Kyowa Hakko Kirin Co., Ltd.	3,000	30,629
Kyushu Electric Power Co., Inc.	4,500	101,206
Lawson, Inc.	700	34,923
Mabuchi Motor Co. Ltd.	400	19,664
Makita Corp.	1,400	60,636
Marubeni Corp.	20,000	150,341
Marui Group Co. Ltd.	3,200	27,057
Maruichi Steel Tube Ltd.	700	15,428
Matsui Securities Co. Ltd.	1,900	12,616
Mazda Motor Corp.	19,000	56,019
McDonald's Holdings Co. (Japan) Ltd.	800	19,522
Medipal Holdings Corp.	2,100	21,901
Meiji Holdings Co. Ltd.	900	40,735
Minebea Ltd.	5,000	29,666
Miraca Holdings, Inc.	800	30,653
Mitsubishi Chemical Holdings Corp.	16,000	111,501
Mitsubishi Corp.	16,200	450,987
Mitsubishi Electric Corp.	23,000	253,594
Mitsubishi Estate Co. Ltd.	14,000	264,376
Mitsubishi Gas Chemical Co., Inc.	4,000	27,875
Mitsubishi Heavy Industries Ltd.	37,000	146,503
Mitsubishi Logistics Corp.	1,000	13,328
Mitsubishi Materials Corp. (a)	12,000	36,842
Mitsubishi Motors Corp. of Japan (a)	47,000	65,278
Mitsubishi Tanabe Pharma Corp.	3,000	47,990
Mitsubishi UFJ Financial Group, Inc.	153,100	795,189
Mitsubishi UFJ Lease & Finance Co. Ltd.	690	27,951
Mitsui & Co. Ltd.	20,800	349,708
Mitsui Chemicals, Inc.	10,000	35,819
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsui Engineering & Shipbuilding Co.	9,000	$ 24,890
Mitsui Fudosan Co. Ltd.	10,000	203,216
Mitsui Mining & Smelting Co. Ltd.	8,000	28,265
Mitsui OSK Lines Ltd.	13,000	84,734
Mitsumi Electric Co. Ltd.	1,200	19,825
Mizuho Financial Group, Inc.	245,700	474,337
Mizuho Securities Co. Ltd.	6,000	15,789
Mizuho Trust & Banking Co. Ltd. (a)	18,000	17,544
MS&AD Insurance Group Holdings, Inc.	6,590	156,721
Murata Manufacturing Co. Ltd.	2,400	181,871
Nabtesco Corp.	1,000	23,550
Namco Bandai Holdings, Inc.	2,300	25,191
NEC Corp.	30,000	85,161
NGK Insulators Ltd.	3,000	50,585
NGK Spark Plug Co. Ltd.	2,000	31,043
NHK Spring Co. Ltd.	2,000	22,612
Nidec Corp.	1,300	122,920
Nikon Corp.	3,700	85,648
Nintendo Co. Ltd.	1,200	324,269
Nippon Building Fund, Inc.	6	62,865
Nippon Electric Glass Co. Ltd.	4,000	60,185
Nippon Express Co. Ltd.	11,000	46,369
Nippon Meat Packers, Inc.	2,000	26,438
Nippon Paper Group, Inc.	1,100	28,626
Nippon Sheet Glass Co. Ltd.	10,000	25,950
Nippon Steel Corp.	61,000	208,090
Nippon Telegraph & Telephone Corp.	6,300	292,289
Nippon Yusen KK	18,000	78,728
Nishi-Nippon City Bank Ltd.	8,000	24,854
Nissan Chemical Industries Co. Ltd.	1,700	21,001
Nissan Motor Co. Ltd.	29,700	300,329
Nisshin Seifun Group, Inc.	2,000	25,146
Nisshin Steel Co. Ltd.	8,000	15,789
Nisshinbo Holdings, Inc.	2,000	22,149
Nissin Food Holdings Co. Ltd.	700	24,843
Nitori Holdings Co. Ltd.	400	33,480
Nitto Denko Corp.	1,900	94,676
NKSJ Holdings, Inc.	16,800	114,620
NOK Corp.	1,500	30,190
Nomura Holdings, Inc.	42,100	256,712
Nomura Real Estate Holdings, Inc.	1,400	25,448
Nomura Real Estate Office Fund, Inc.	4	28,411
Common Stocks - continued
	Shares	Value
Japan - continued
Nomura Research Institute Ltd.	1,300	$ 28,224
NSK Ltd.	5,000	47,880
NTN Corp.	6,000	32,675
NTT Data Corp.	16	51,969
NTT DoCoMo, Inc.	183	327,249
NTT Urban Development Co.	12	12,368
Obayashi Corp.	7,000	33,431
Obic Co. Ltd.	70	13,441
Odakyu Electric Railway Co. Ltd.	7,000	64,900
Oji Paper Co. Ltd.	11,000	51,328
Olympus Corp.	2,600	72,919
Omron Corp.	2,500	64,297
Ono Pharmaceutical Co. Ltd.	1,100	53,472
Oracle Corp. Japan	400	18,299
Oriental Land Co. Ltd.	600	55,263
ORIX Corp.	1,320	130,263
Osaka Gas Co. Ltd.	23,000	86,866
Otsuka Corp.	200	12,671
Otsuka Holdings Co. Ltd.	3,000	74,452
Panasonic Corp.	23,400	321,625
Rakuten, Inc.	88	77,407
Resona Holdings, Inc. (d)	8,000	41,228
Ricoh Co. Ltd.	8,000	113,938
Rinnai Corp.	400	25,292
ROHM Co. Ltd.	1,200	77,632
Sankyo Co. Ltd. (Gunma)	700	38,846
Santen Pharmaceutical Co. Ltd.	800	28,713
Sapporo Breweries Ltd.	3,000	13,304
Sapporo Hokuyo Holdings, Inc.	3,000	14,547
SBI Holdings, Inc.	221	29,483
Secom Co. Ltd.	2,400	113,158
Sega Sammy Holdings, Inc.	2,600	52,076
Seiko Epson Corp.	1,500	24,890
Sekisui Chemical Co. Ltd.	5,000	38,377
Sekisui House Ltd.	7,000	68,141
Senshu Ikeda Holdings, Inc.	6,200	9,064
Seven & i Holdings Co., Ltd.	9,000	232,895
Seven Bank Ltd.	8	18,051
Sharp Corp.	12,000	124,415
Shikoku Electric Power Co., Inc.	2,100	62,043
Shimadzu Corp.	3,000	23,721
Shimamura Co. Ltd.	300	26,864
Common Stocks - continued
	Shares	Value
Japan - continued
SHIMANO, Inc.	900	$ 44,956
SHIMIZU Corp.	7,000	29,764
Shin-Etsu Chemical Co., Ltd.	4,900	275,804
Shinko Electric Industries Co.Ltd.	1,000	11,270
Shinsei Bank Ltd. (a)	10,000	11,452
Shionogi & Co. Ltd.	3,600	66,140
Shiseido Co. Ltd.	4,000	80,507
Shizuoka Bank Ltd.	7,000	64,133
Showa Denko KK	16,000	35,283
Showa Shell Sekiyu KK	1,800	15,592
SMC Corp.	700	118,458
SOFTBANK CORP.	9,700	333,615
Sojitz Corp.	14,300	31,534
Sony Corp.	12,000	412,938
Sony Financial Holdings, Inc.	12	44,371
Square Enix Holdings Co. Ltd.	800	13,938
Stanley Electric Co. Ltd.	1,700	31,854
Sumco Corp. (a)	1,500	22,862
Sumitomo Chemical Co. Ltd.	19,000	98,148
Sumitomo Corp.	13,500	194,243
Sumitomo Electric Industries Ltd.	9,300	135,058
Sumitomo Heavy Industries Ltd.	6,000	38,231
Sumitomo Metal Industries Ltd.	39,000	91,228
Sumitomo Metal Mining Co. Ltd.	6,000	98,319
Sumitomo Mitsui Financial Group, Inc.	16,200	550,800
Sumitomo Realty & Development Co. Ltd.	4,000	97,027
Sumitomo Rubber Industries Ltd.	2,200	23,212
Sumitomo Trust & Banking Co. Ltd.	17,000	102,522
Suzuken Co. Ltd.	700	19,956
Suzuki Motor Corp.	4,000	96,784
Sysmex Corp.	400	26,121
T&D Holdings, Inc.	3,250	81,765
Taisei Corp.	13,000	31,043
Taisho Pharmaceutical Co. Ltd.	2,000	44,201
Taiyo Nippon Sanso Corp.	3,000	25,512
Takashimaya Co. Ltd.	3,000	24,708
Takeda Pharmaceutical Co. Ltd.	9,000	433,114
TDK Corp.	1,500	98,501
Teijin Ltd.	12,000	57,749
Terumo Corp.	2,000	103,558
The Chugoku Bank Ltd.	2,000	23,952
The Hachijuni Bank Ltd.	6,000	34,357
Common Stocks - continued
	Shares	Value
Japan - continued
The Suruga Bank Ltd.	2,000	$ 18,689
THK Co. Ltd.	1,400	36,433
Tobu Railway Co. Ltd.	10,000	55,190
Toho Co. Ltd.	1,300	21,366
Toho Gas Co. Ltd.	4,000	20,517
Tohoku Electric Power Co., Inc.	5,000	111,172
Tokio Marine Holdings, Inc.	8,600	256,282
Tokuyama Corp.	4,000	20,955
Tokyo Electric Power Co.	17,000	413,194
Tokyo Electron Ltd.	2,000	130,361
Tokyo Gas Co. Ltd.	30,000	130,482
Tokyo Steel Manufacturing Co. Ltd.	900	9,572
Tokyo Tatemono Co. Ltd.	4,000	18,372
Tokyu Corp.	14,000	63,450
Tokyu Land Corp.	6,000	30,775
TonenGeneral Sekiyu KK	3,000	33,808
Toppan Printing Co. Ltd.	7,000	63,621
Toray Industries, Inc.	17,000	112,671
Toshiba Corp.	48,000	283,626
Tosoh Corp.	7,000	22,685
Toto Ltd.	3,000	21,418
Toyo Seikan Kaisha Ltd.	2,100	39,324
Toyo Suisan Kaisha Ltd.	1,000	21,333
Toyoda Gosei Co. Ltd.	600	14,006
Toyota Boshoku Corp.	700	12,400
Toyota Industries Corp.	2,200	69,742
Toyota Motor Corp.	33,100	1,362,713
Toyota Tsusho Corp.	2,900	50,983
Trend Micro, Inc.	1,300	39,215
Tsumura & Co.	800	25,166
Ube Industries Ltd.	13,000	39,120
Uni-Charm Corp.	1,400	53,899
UNY Co. Ltd.	1,900	18,380
Ushio, Inc.	1,300	26,339
USS Co. Ltd.	320	25,653
West Japan Railway Co.	21	80,080
Yahoo! Japan Corp.	179	67,496
Yakult Honsha Co. Ltd.	1,300	36,681
Yamada Denki Co. Ltd.	1,000	67,861
Yamaguchi Financial Group, Inc.	3,000	30,117
Yamaha Corp.	2,100	25,764
Yamaha Motor Co. Ltd. (a)	3,300	60,950
Common Stocks - continued
	Shares	Value
Japan - continued
Yamato Holdings Co. Ltd.	4,800	$ 72,866
Yamato Kogyo Co. Ltd.	400	12,027
Yamazaki Baking Co. Ltd.	2,000	23,830
Yaskawa Electric Corp.	3,000	32,420
Yokogawa Electric Corp.	2,500	20,072
TOTAL JAPAN		29,487,584
Korea (South) - 3.1%
Amorepacific Corp.	44	42,708
Busan Bank	2,140	25,798
Celltrion, Inc. (a)	820	26,287
Cheil Industries, Inc.	569	60,971
CJ CheilJedang Corp.	74	12,720
Daegu Bank Co. Ltd.	1,850	25,606
Daelim Industrial Co.	362	40,245
Daewoo Engineering & Construction Co. Ltd.	1,120	13,802
Daewoo International Corp.	512	17,351
Daewoo Securities Co. Ltd.	1,360	31,818
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,010	36,887
DC Chemical Co. Ltd.	190	64,302
Dongbu Insurance Co. Ltd.	520	21,081
Dongkuk Steel Mill Co. Ltd.	540	17,311
Doosan Co. Ltd.	95	14,167
Doosan Heavy Industries & Construction Co. Ltd.	457	32,157
Doosan Infracore Co. Ltd. (a)	850	22,695
Glovis Co. Ltd.	151	21,034
GS Engineering & Construction Corp.	388	41,230
GS Holdings Corp.	580	43,142
Hana Financial Group, Inc.	2,270	89,999
Hanjin Heavy Industries & Consolidated Co. Ltd.	434	14,882
Hanjin Shipping Co. Ltd. (a)	519	17,147
Hanjin Shipping Holdings Co. Ltd. (a)	12	176
Hankook Tire Co. Ltd.	1,030	25,431
Hanwha Chemical Corp.	1,060	38,287
Hanwha Corp.	570	29,063
HITE Brewery Co. Ltd.	30	3,000
Honam Petrochemical Corp.	162	52,222
Hynix Semiconductor, Inc. (a)	6,160	163,093
Hyosung Corp.	277	22,756
Hyundai Department Store Co. Ltd.	138	16,143
Hyundai Engineering & Construction Co. Ltd.	858	66,579
Hyundai Heavy Industries Co. Ltd.	463	200,518
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hyundai Industrial Development & Construction Co.	580	$ 19,344
Hyundai Merchant Marine Co. Ltd.	400	11,983
Hyundai Mipo Dockyard Co. Ltd.	107	19,635
Hyundai Mobis	818	188,818
Hyundai Motor Co.	1,845	294,904
Hyundai Securities Co. Ltd.	1,520	19,206
Hyundai Steel Co.	674	83,658
Industrial Bank of Korea	1,910	28,909
Kangwon Land, Inc.	1,290	29,892
KB Financial Group, Inc.	3,605	186,270
KB Financial Group, Inc. ADR	362	18,849
KCC Corp.	65	19,792
Kia Motors Corp.	2,940	143,604
Korea Electric Power Corp. (a)	2,810	71,309
Korea Electric Power Corp. sponsored ADR (a)	520	6,620
Korea Exchange Bank	2,730	25,597
Korea Gas Corp.	263	9,840
Korea Investment Holdings Co. Ltd.	360	16,202
Korea Life Insurance Co. Ltd.	1,500	10,448
Korea Zinc Co. Ltd.	105	27,847
Korean Air Lines Co. Ltd. (a)	433	28,109
KT Corp.	900	33,644
KT Corp. sponsored ADR	1,320	25,978
KT&G Corp.	1,332	70,295
LG Chemical Ltd.	562	210,774
LG Corp.	1,130	85,970
LG Display Co. Ltd.	2,680	91,252
LG Display Co. Ltd. sponsored ADR	460	7,797
LG Electronics, Inc.	1,122	117,222
LG Household & Health Care Ltd.	117	42,522
LG Innotek Co. Ltd.	101	12,672
LG Telecom Ltd.	3,058	17,886
Lotte Confectionery Co. Ltd.	8	10,130
Lotte Shopping Co. Ltd.	127	51,373
LS Cable Ltd.	168	15,377
LS Industrial Systems Ltd.	134	9,142
Mando Corp.	100	12,948
Mirae Asset Securities Co. Ltd.	206	9,216
NCsoft Corp.	155	26,644
NHN Corp. (a)	485	86,617
POSCO	710	288,850
POSCO sponsored ADR	336	34,319
Common Stocks - continued
	Shares	Value
Korea (South) - continued
S-Oil Corp.	487	$ 48,488
S1 Corp.	240	11,551
Samsung C&T Corp.	1,450	92,577
Samsung Card Co. Ltd.	499	24,685
Samsung Electro-Mechanics Co. Ltd.	711	82,536
Samsung Electronics Co. Ltd.	1,195	1,046,809
Samsung Electronics Co. Ltd.:
GDR	268	117,089
GDR (e)	56	16,442
Samsung Engineering Co. Ltd.	368	64,736
Samsung Fire & Marine Insurance Co. Ltd.	429	88,683
Samsung Heavy Industries Ltd.	1,990	75,788
Samsung Life Insurance Co. Ltd.	629	57,852
Samsung SDI Co. Ltd.	421	58,646
Samsung Securities Co. Ltd.	538	42,420
Samsung Techwin Co. Ltd.	494	41,333
Seoul Semiconductor Co. Ltd.	423	15,430
Shinhan Financial Group Co. Ltd.	4,430	196,208
Shinhan Financial Group Co. Ltd. sponsored ADR	225	20,072
Shinsegae Co. Ltd.	167	85,895
SK Broadband Co., Ltd. (a)	2,460	11,115
SK C&C Co. Ltd.	201	18,307
SK Energy Co. Ltd.	697	127,279
SK Holdings Co. Ltd.	290	42,987
SK Networks Co. Ltd.	1,050	11,579
SK Telecom Co. Ltd.	331	48,704
SK Telecom Co. Ltd. sponsored ADR	1,290	22,317
STX Pan Ocean Co. Ltd. (Korea)	970	9,398
Tong Yang Securities, Inc.	1,290	10,356
Woongjin Coway Co. Ltd.	630	19,633
Woori Finance Holdings Co. Ltd.	3,680	46,662
Woori Investment & Securities Co. Ltd.	1,040	20,013
Yuhan Corp.	71	9,542
TOTAL KOREA (SOUTH)		6,457,204
Luxembourg - 0.4%
Aperam (a)	25	1,025
ArcelorMittal SA (Netherlands)	10,509	383,307
Kernel Holding SA (a)	275	7,758
Millicom International Cellular SA unit	909	85,811
SES SA FDR (France) unit	3,553	85,607
Common Stocks - continued
	Shares	Value
Luxembourg - continued
Subsea 7 SA	3,419	$ 83,464
Tenaris SA	5,869	137,393
TOTAL LUXEMBOURG		784,365
Malaysia - 0.6%
AirAsia Bhd (a)	21,200	19,043
AMMB Holdings Bhd	23,100	50,025
Axiata Group Bhd (a)	32,300	50,642
Berjaya Group Bhd	10,000	3,560
Berjaya Retail Bhd (a)	1,300	191
Berjaya Sports Toto Bhd	7,300	10,039
British American Tobacco (Malaysia) Bhd	1,600	24,657
Bumiputra-Commerce Holdings Bhd	48,400	132,481
Bursa Malaysia Bhd	4,800	13,045
DiGi.com Bhd	3,800	31,775
Gamuda Bhd	17,875	22,245
Genting Bhd	26,000	90,531
Genting Malaysia Bhd	40,000	43,508
Genting Plantations Bhd	2,900	8,004
Hong Leong Bank BHD	4,800	14,503
Hong Leong Credit BHD	2,600	7,456
IGB Corp. Bhd	4,000	2,770
IJM Corp. Bhd	13,300	28,455
IOI Corp. Bhd	39,000	73,121
Kuala Lumpur Kepong Bhd	5,300	36,943
Lafarge Malayan Cement Bhd	5,000	12,821
Malayan Banking Bhd	38,524	109,475
Malaysian Airline System Bhd (a)	14,900	9,782
Malaysian Plantations Bhd	9,900	10,283
Maxis Bhd	28,200	49,188
MISC Bhd	11,800	32,029
MMC Corp. Bhd	4,500	4,160
Parkson Holdings Bhd	6,471	11,921
Petronas Chemicals Group Bhd	25,000	49,894
Petronas Dagangan BHD	3,500	13,810
Petronas Gas BHD	6,800	24,832
PLUS Expressways Bhd	18,000	25,693
PPB Group Bhd	4,700	26,221
Public Bank Bhd	42	184
Public Bank Bhd (For. Reg.)	13,400	58,651
RHB Capital Bhd	4,600	12,696
Sime Darby Bhd	31,400	94,256
Common Stocks - continued
	Shares	Value
Malaysia - continued
SP Setia Bhd	8,700	$ 18,244
Telekom Malaysia Bhd	9,000	10,906
Tenaga Nasional BHD	29,625	59,511
UMW Holdings Bhd	4,900	11,524
YTL Corp. Bhd	8,700	23,018
YTL Power International Bhd	30,500	23,412
TOTAL MALAYSIA		1,355,505
Mauritius - 0.0%
Golden Agri-Resources Ltd.	88,000	48,499
Mexico - 1.0%
Alfa SA de CV Series A	3,400	37,023
America Movil SAB de CV Series L	240,423	684,619
Cemex SA de CV unit	117,224	110,720
Coca-Cola FEMSA SAB de CV Series L	3,200	25,306
Compartamos SAB de CV (a)	12,000	24,152
Desarrolladora Homex SAB de CV (a)	2,100	10,672
Embotelladoras Arca SAB de CC	4,700	25,117
Fomento Economico Mexicano SAB de CV unit	26,800	142,181
Grupo Aeroportuario del Pacifico SA de CV Series B	4,700	18,338
Grupo Bimbo Sab de CV Series A	3,900	32,924
Grupo Carso SA de CV Series A1	7,800	22,468
Grupo Elektra SA de CV	800	33,242
Grupo Financiero Banorte SAB de CV Series O	17,100	76,077
Grupo Financiero Inbursa SAB de CV Series O	11,100	48,432
Grupo Mexico SA de CV Series B	46,600	182,049
Grupo Modelo SAB de CV Series C	8,300	51,148
Grupo Televisa SA de CV (a)	26,900	129,565
Industrias Penoles SA de CV	1,130	37,455
Inmuebles Carso SAB de CV (a)	7,800	8,293
Kimberly-Clark de Mexico SA de CV Series A	6,600	36,451
Mexichem SAB de CV	9,700	34,625
Minera Frisco SAB de CV (a)	7,800	33,345
Telefonos de Mexico SA de CV Series L	66,500	57,658
Urbi, Desarrollos Urbanos, SA de CV (a)	4,900	11,857
Wal-Mart de Mexico SA de CV Series V	73,500	204,146
TOTAL MEXICO		2,077,863
Morocco - 0.0%
Attijariwafa Bank	331	16,955
Common Stocks - continued
	Shares	Value
Morocco - continued
Douja Promotion Groupe Addoha SA	1,035	$ 13,002
Maroc Telecom	2,306	43,171
TOTAL MOROCCO		73,128
Netherlands - 1.8%
AEGON NV (a)	19,696	145,757
Akzo Nobel NV	2,814	175,995
ASML Holding NV (Netherlands)	5,163	216,447
Corio NV	778	50,735
Delta Lloyd NV	730	18,413
European Aeronautic Defence and Space Co. EADS NV (a)	4,749	136,854
Fugro NV (Certificaten Van Aandelen) unit	825	66,478
Heineken Holding NV (A Shares)	1,427	63,335
Heineken NV (Bearer)	3,184	160,255
ING Groep NV (Certificaten Van Aandelen) unit (a)	45,971	523,432
Koninklijke Ahold NV	14,662	198,515
Koninklijke Boskalis Westminster NV	973	46,808
Koninklijke KPN NV	18,874	297,530
Koninklijke Philips Electronics NV	11,875	369,963
QIAGEN NV (a)	2,873	52,940
Randstad Holdings NV (a)	1,351	73,740
Reed Elsevier NV	8,079	105,204
Royal DSM NV	1,826	108,104
SBM Offshore NV	1,824	43,474
STMicroelectronics NV	7,502	90,730
TNT NV	4,377	118,434
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	19,675	581,274
Vopak NV	752	36,356
Wolters Kluwer NV (Certificaten Van Aandelen)	3,586	82,181
TOTAL NETHERLANDS		3,762,954
New Zealand - 0.1%
Auckland International Airport Ltd.	7,814	13,504
Contact Energy Ltd.	4,115	19,525
Fletcher Building Ltd.	8,174	48,747
Sky City Entertainment Group Ltd.	8,009	20,267
Telecom Corp. of New Zealand Ltd.	21,143	37,516
TOTAL NEW ZEALAND		139,559
Norway - 0.5%
Aker Solutions ASA	1,955	35,550
DnB NOR ASA	11,890	163,596
Norsk Hydro ASA	10,938	82,044
Common Stocks - continued
	Shares	Value
Norway - continued
Orkla ASA (A Shares)	9,351	$ 84,156
Renewable Energy Corp. ASA (a)	7,515	24,075
StatoilHydro ASA	13,265	322,200
Telenor ASA	10,099	155,732
Yara International ASA	2,372	133,461
TOTAL NORWAY		1,000,814
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	2,394	98,154
Philippines - 0.1%
Aboitiz Power Corp.	21,600	13,540
Alliance Global Group, Inc.	46,200	11,980
Ayala Corp.	2,270	17,434
Ayala Land, Inc.	64,300	21,351
Banco de Oro Universal Bank	9,600	11,016
Bank of the Philippine Islands (BPI)	13,656	15,886
Globe Telecom, Inc.	250	4,354
Jollibee Food Corp.	3,980	6,743
Manila Electric Co.	5,500	26,711
Metropolitan Bank & Trust Co.	18,627	27,307
Philippine Long Distance Telephone Co.	555	30,817
PNOC Energy Development Corp.	104,200	13,628
SM Investments Corp.	2,240	23,781
SM Prime Holdings, Inc.	41,300	9,665
TOTAL PHILIPPINES		234,213
Poland - 0.4%
Asseco Poland SA	745	13,752
Bank Handlowy w Warszawie SA	373	12,393
Bank Millennium SA (a)	7,330	12,739
Bank Polska Kasa Opieki SA	1,398	83,258
Bank Zachodni WBK SA	316	24,069
BRE Bank SA (a)	226	23,928
Cyfrowy Polsat SA	1,900	10,482
ENEA SA	1,100	8,658
Getin Holding SA (a)	4,646	20,145
Globe Trade Centre SA (a)	1,273	9,297
Grupa Lotos SA (a)	1,084	15,573
ING Bank Slaski SA	36	10,682
KGHM Polska Miedz SA (Bearer)	1,628	95,368
PBG SA	144	10,231
Polish Oil & Gas Co.	21,837	27,683
Common Stocks - continued
	Shares	Value
Poland - continued
Polska Grupa Energetyczna SA	8,224	$ 65,562
Polski Koncern Naftowy Orlen SA (a)	3,879	64,441
Powszechna Kasa Oszczednosci Bank SA	7,261	104,061
Powszechny Zaklad Ubezpieczen SA	550	66,085
Tauron Polska Energia SA	12,319	27,029
Telekomunikacja Polska SA	9,095	53,215
TVN SA	1,651	9,574
TOTAL POLAND		768,225
Portugal - 0.2%
Banco Comercial Portugues SA (Reg.)	31,577	25,375
Banco Espirito Santo SA (Reg.)	6,225	25,225
Brisa Auto-Estradas de Portugal SA	2,904	21,134
Cimpor-Cimentos de Portugal SGPS SA	1,887	12,669
Energias de Portugal SA	23,796	91,410
Galp Energia SGPS SA Class B	2,947	60,154
Jeronimo Martins SGPS SA	2,427	36,681
Portugal Telecom SGPS SA (Reg.)	6,865	80,079
TOTAL PORTUGAL		352,727
Russia - 1.5%
Comstar United TeleSystems OJSC GDR (Reg. S) (a)	1,834	11,893
Federal Grid Co. Unified Energy System JSC (a)	4,100,410	60,687
Gazprom Neft (a)	467	2,060
Gazprom Neft sponsored ADR	150	3,333
Inter Rao Ues JSC (a)	12,847,000	20,437
Lukoil Oil Co. (a)	665	40,840
Lukoil Oil Co. sponsored ADR (United Kingdom)	4,918	300,982
Magnit OJSC GDR (Reg. S)	2,711	70,947
Mechel Steel Group OAO sponsored ADR	1,878	59,213
Mobile TeleSystems OJSC sponsored ADR	6,215	118,769
Novolipetsk Steel Ojsc	1,186	50,595
OAO Gazprom (a)	40,634	268,648
OAO Gazprom sponsored ADR (Reg. S)	21,854	578,257
OAO NOVATEK GDR	1,066	120,245
OAO Raspadskaya (a)	2,300	17,463
OAO Tatneft sponsored ADR	2,826	100,464
OAO TMK unit (a)	529	10,633
OGK-4 OJSC (a)	148,800	14,697
OJSC MMC Norilsk Nickel (a)	313	78,615
OJSC MMC Norilsk Nickel ADR	5,960	151,146
OJSC Oil Co. Rosneft (a)	1,806	15,432
Common Stocks - continued
	Shares	Value
Russia - continued
OJSC Oil Co. Rosneft GDR (Reg. S)	17,848	$ 152,600
Polymetal JSC (a)	111	1,883
Polymetal JSC GDR (Reg. S) (a)	1,209	20,045
Polyus Gold OJSC (a)	108	6,456
Polyus Gold OJSC ADR	808	27,189
RusHydro JSC (a)	144,700	7,226
RusHydro JSC sponsored ADR (a)	12,559	62,293
Sberbank (Savings Bank of the Russian Federation) (a)	103,119	366,248
Severstal JSC (a)	285	5,164
Severstal JSC GDR (Reg. S)	1,957	35,324
Sistema JSFC sponsored GDR	1,088	24,915
Surgutneftegaz JSC:
(Reg.)	10,100	11,261
sponsored ADR	7,600	84,436
Uralkali JSC (a)	1,055	8,010
Uralkali JSC GDR (Reg. S)	1,647	62,504
VTB Bank JSC (a)	2,224,000	7,986
VTB Bank JSC unit	8,685	62,141
Wimm-Bill-Dann Foods OJSC sponsored ADR	630	20,834
TOTAL RUSSIA		3,061,871
Singapore - 1.0%
Ascendas Real Estate Investment Trust (A-REIT)	17,000	27,775
CapitaLand Ltd.	30,000	84,428
CapitaMall Trust	29,000	43,074
CapitaMalls Asia Ltd.	16,000	23,390
City Developments Ltd.	7,000	62,164
ComfortDelgro Corp. Ltd.	22,000	27,173
Cosco Corp. Singapore Ltd.	15,000	25,563
DBS Group Holdings Ltd.	21,214	249,089
Fraser & Neave Ltd.	12,000	59,568
Global Logistic Properties Ltd.	17,000	27,642
Jardine Cycle & Carriage Ltd.	1,000	26,579
Keppel Corp. Ltd.	15,000	137,195
Keppel Land Ltd.	9,000	31,520
Neptune Orient Lines Ltd. (a)	9,000	15,478
Olam International Ltd.	14,000	33,271
Oversea-Chinese Banking Corp. Ltd.	29,353	226,481
SembCorp Industries Ltd.	12,000	48,405
SembCorp Marine Ltd.	10,000	42,136
Singapore Airlines Ltd.	6,000	69,231
Singapore Exchange Ltd.	10,000	66,135
Common Stocks - continued
	Shares	Value
Singapore - continued
Singapore Press Holdings Ltd.	17,000	$ 52,760
Singapore Technologies Engineering Ltd.	21,000	53,190
Singapore Telecommunications Ltd.	94,000	227,799
StarHub Ltd.	6,000	11,961
United Overseas Bank Ltd.	15,185	235,040
UOL Group Ltd.	7,000	25,938
Wilmar International Ltd.	24,000	98,687
Yangzijiang Shipbuilding Holdings Ltd.	18,000	26,173
TOTAL SINGAPORE		2,057,845
South Africa - 1.5%
Absa Group Ltd.	3,877	71,718
African Bank Investments Ltd.	9,271	47,065
African Rainbow Minerals Ltd.	1,212	35,484
Anglo Platinum Ltd. (a)	790	77,244
AngloGold Ashanti Ltd.	4,647	199,745
ArcelorMittal South Africa Ltd.	2,164	24,681
Aspen Pharmacare Holdings Ltd.	3,454	40,930
Aveng Ltd.	4,679	24,743
Bidvest Group Ltd.	3,470	74,083
Discovery Holdings Ltd.	3,146	16,483
Exxaro Resources Ltd.	1,512	30,178
FirstRand Ltd.	32,972	89,380
Foschini Ltd.	2,408	26,623
Gold Fields Ltd.	8,606	136,121
Growthpoint Properties Ltd.	16,524	39,553
Harmony Gold Mining Co. Ltd.	4,824	52,482
Impala Platinum Holdings Ltd.	6,068	172,069
Imperial Holdings Ltd.	1,910	29,241
Investec Ltd.	2,827	21,260
Kumba Iron Ore Ltd.	989	61,935
Liberty Holdings Ltd.	1,014	10,171
Massmart Holdings Ltd.	2,005	39,836
Mmi Holdings Ltd.	11,642	26,556
MTN Group Ltd.	19,896	340,372
Murray & Roberts Holdings Ltd.	4,078	17,640
Naspers Ltd. Class N	4,588	238,021
Nedbank Group Ltd.	2,386	42,229
Netcare Ltd.	12,620	25,364
Northam Platinum Ltd.	1,902	11,351
Pick 'n Pay Stores Ltd.	2,607	15,519
Pretoria Portland Cement Co. Ltd.	6,180	26,818
Common Stocks - continued
	Shares	Value
South Africa - continued
Redefine Properties Ltd. unit	27,933	$ 29,604
Remgro Ltd.	5,116	77,916
Reunert Ltd.	2,503	22,280
RMB Holdings Ltd.	9,294	49,600
Sanlam Ltd.	22,246	84,160
Sappi Ltd. (a)	5,928	29,896
Sasol Ltd.	6,943	336,760
Shoprite Holdings Ltd.	4,937	61,182
Spar Group Ltd.	2,318	29,277
Standard Bank Group Ltd.	14,430	211,178
Steinhoff International Holdings Ltd.	12,971	41,999
Telkom SA Ltd.	3,200	15,658
Tiger Brands Ltd.	1,972	51,016
Transportation Hex Group Ltd. (a)	136	44
Truworths International Ltd.	5,280	46,846
Vodacom Group (Pty) Ltd.	4,890	47,609
Woolworths Holdings Ltd.	8,081	26,413
TOTAL SOUTH AFRICA		3,226,333
Spain - 2.4%
Abertis Infraestructuras SA	3,635	71,311
Acerinox SA	902	15,361
Actividades de Construccion y Servicios SA (ACS)	1,694	87,430
Amadeus IT Holding SA Class A (a)	2,200	46,141
Banco Bilbao Vizcaya Argentaria SA	51,295	628,874
Banco de Sabadell SA	12,231	58,504
Banco de Valencia SA	2,797	13,555
Banco Popular Espanol SA	10,717	64,438
Banco Santander SA	99,027	1,212,369
Bankinter SA	3,371	23,001
Cintra Concesiones de Infrastructuras de Transporte SA	5,453	64,641
Criteria CaixaCorp, SA	9,110	62,869
EDP Renovaveis SA (a)	2,051	12,186
Enagas SA	2,330	49,138
Fomento Construcciones y Contratas SA (FOCSA)	740	21,558
Gas Natural SDG SA	4,160	68,739
Gestevision Telecinco SA	2,023	25,424
Grifols SA	1,982	30,200
Grupo Acciona SA	303	26,212
Iberdrola Renovables SA	9,187	34,713
Iberdrola SA	49,031	420,193
Inditex SA	2,616	197,652
Common Stocks - continued
	Shares	Value
Spain - continued
Indra Sistemas SA	1,147	$ 21,591
International Consolidated Airlines Group (a)	12,980	53,304
Mapfre SA (Reg.)	8,581	29,157
Red Electrica Corporacion SA	1,324	67,554
Repsol YPF SA	8,766	275,894
Telefonica SA	49,339	1,235,090
Zardoya Otis SA	1,588	25,153
TOTAL SPAIN		4,942,252
Sweden - 2.1%
Alfa Laval AB	4,103	87,387
ASSA ABLOY AB (B Shares)	3,687	100,302
Atlas Copco AB:
(A Shares)	8,089	194,100
(B Shares)	4,596	100,025
Boliden AB	3,323	69,281
Electrolux AB (B Shares)	2,924	83,171
Getinge AB (B Shares)	2,542	61,706
H&M Hennes & Mauritz AB (B Shares)	12,311	403,802
Hexagon AB (B Shares)	2,767	59,490
Holmen AB (B Shares)	522	19,808
Husqvarna AB (B Shares)	4,421	36,766
Industrivarden AB Series C	1,700	28,302
Investment AB Kinnevik	2,785	61,992
Investor AB (B Shares)	5,389	124,550
Modern Times Group MTG AB (B Shares)	649	45,019
Nordea Bank AB	39,265	476,570
Ratos AB (B Shares)	1,331	49,908
Sandvik AB	12,040	236,276
Scania AB (B Shares)	3,892	87,358
Securitas AB (B Shares)	3,330	40,107
Skandinaviska Enskilda Banken AB (A Shares)	17,562	159,390
Skanska AB (B Shares)	4,757	96,302
SKF AB (B Shares)	4,863	138,777
SSAB Svenskt Stal AB (A Shares)	2,075	34,094
Svenska Cellulosa AB (SCA) (B Shares)	6,780	118,234
Svenska Handelsbanken AB (A Shares)	5,931	201,984
Swedbank AB (A Shares) (a)	8,350	130,986
Swedish Match Co.	2,768	79,678
Tele2 AB (B Shares)	3,798	83,894
Telefonaktiebolaget LM Ericsson (B Shares)	36,140	445,457
Common Stocks - continued
	Shares	Value
Sweden - continued
TeliaSonera AB	27,147	$ 223,448
Volvo AB (B Shares) (a)	16,520	286,037
TOTAL SWEDEN		4,364,201
Switzerland - 5.1%
ABB Ltd. (Reg.)	26,601	628,347
Actelion Ltd. (a)	1,229	66,452
Adecco SA (Reg.)	1,441	93,330
ARYZTA AG	1,093	48,101
Baloise Holdings AG	622	63,969
Compagnie Financiere Richemont SA Series A	6,174	335,789
Credit Suisse Group	13,504	602,784
GAM Holding Ltd. (a)	2,223	39,791
Geberit AG (Reg.)	495	104,437
Givaudan SA	98	97,050
Holcim Ltd. (Reg.)	2,995	209,680
Julius Baer Group Ltd.	2,415	109,272
Kuehne & Nagel International AG	643	83,154
Lindt & Spruengli AG	1	29,185
Lindt & Spruengli AG (participation certificate)	10	26,045
Logitech International SA (Reg.) (a)	2,101	39,365
Lonza Group AG	583	45,910
Nestle SA	41,771	2,258,550
Novartis AG	25,446	1,416,349
Pargesa Holding SA	338	29,785
Roche Holding AG (participation certificate)	8,462	1,287,023
Schindler Holding AG:
(participation certificate)	580	64,748
(Reg.)	248	27,580
SGS Societe Generale de Surveillance Holding SA (Reg.)	69	112,253
Sika AG (Bearer)	26	57,031
Sonova Holding AG Class B	557	69,909
Straumann Holding AG	114	27,904
Swiss Life Holding AG	392	62,569
Swiss Reinsurance Co.	4,222	241,251
Swisscom AG	271	119,548
Syngenta AG (Switzerland)	1,160	374,029
The Swatch Group AG:
(Bearer)	378	151,576
(Reg.)	465	33,490
Transocean, Inc. (a)	3,850	303,384
Common Stocks - continued
	Shares	Value
Switzerland - continued
UBS AG (a)	43,669	$ 781,741
Zurich Financial Services AG	1,757	479,935
TOTAL SWITZERLAND		10,521,316
Taiwan - 2.7%
Acer, Inc.	31,013	84,688
Advanced Semiconductor Engineering, Inc.	58,998	73,229
Advantech Co. Ltd.	4,000	12,355
Asia Cement Corp.	23,270	25,722
ASUSTeK Computer, Inc.	7,100	64,056
AU Optronics Corp. (a)	96,000	93,814
Capital Securities Corp.	19,168	10,363
Catcher Technology Co. Ltd.	5,000	20,747
Cathay Financial Holding Co. Ltd.	81,450	151,457
Chang Hwa Commercial Bank	43,000	36,574
Cheng Shin Rubber Industry Co. Ltd.	13,000	28,784
Cheng Uei Precision Industries Co. Ltd.	5,010	11,179
Chicony Electronics Co. Ltd.	6,100	13,360
Chimei Innolux Corp. (a)	56,341	71,299
China Airlines Ltd. (a)	29,000	22,269
China Development Finance Holding Corp.	101,380	46,605
China Life Insurance Co. Ltd.	16,966	17,819
China Motor Co. Ltd.	10,000	9,487
China Petrochemical Development Corp. (a)	17,000	19,347
China Steel Corp.	124,419	144,813
Chinatrust Financial Holding Co. Ltd.	105,688	90,257
Chunghwa Picture Tubes, Ltd. (a)	73,551	11,296
Chunghwa Telecom Co. Ltd.	46,400	141,915
Clevo Co. Ltd.	5,000	11,019
CMC Magnetics Corp. (a)	44,000	12,106
Compal Communications, Inc.	1,000	1,078
Compal Electronics, Inc.	49,394	65,484
Coretronic Corp.	7,000	11,908
Delta Electronics, Inc.	22,000	101,894
E Ink Holdings, Inc. (a)	8,000	14,573
E.Sun Financial Holdings Co. Ltd.	31,715	21,678
Epistar Corp.	8,000	29,339
Eternal Chemical Co. Ltd.	4,200	4,997
EVA Airways Corp. (a)	15,000	17,407
Evergreen International Storage & Transport Corp.	1,000	931
Evergreen Marine Corp. (Taiwan) (a)	13,000	13,654
Everlight Electronics Co. Ltd.	3,000	9,132
Common Stocks - continued
	Shares	Value
Taiwan - continued
Far East Department Stores Co. Ltd.	10,100	$ 18,051
Far Eastern Textile Ltd.	35,260	60,163
Far EasTone Telecommunications Co. Ltd.	19,000	28,461
Farglory Land Development Co. Ltd.	5,000	12,483
Feng Hsin Iron & Steel Co.	3,000	5,806
First Financial Holding Co. Ltd.	64,575	59,372
Formosa Chemicals & Fibre Corp.	35,000	127,755
Formosa Petrochemical Corp.	12,000	38,926
Formosa Plastics Corp.	48,000	164,132
Formosa Taffeta Co. Ltd.	5,000	4,993
Foxconn Technology Co. Ltd.	7,420	30,022
Fubon Financial Holding Co. Ltd.	59,148	82,693
Giant Manufacturing Co. Ltd.	4,042	15,798
HannStar Display Corp. (a)	50,000	9,814
Highwealth Construction Corp.	4,000	9,353
Hon Hai Precision Industry Co. Ltd. (Foxconn)	105,320	453,340
HTC Corp.	8,150	274,754
Hua Nan Financial Holdings Co. Ltd.	44,990	36,640
Inotera Memories, Inc. (a)	26,257	16,637
Inventec Corp.	20,400	11,977
KGI Securities Co. Ltd.	42,000	24,370
Kinsus Interconnect Technology Corp.	4,000	12,948
Largan Precision Co. Ltd.	1,000	27,410
Lee Chang Yung Chemical Industries Corp.	4,000	10,262
Lee Chang Yung Chemical Industries Corp. rights 2/9/11 (a)	183	101
Lite-On Technology Corp.	23,054	31,437
Macronix International Co. Ltd.	42,000	32,614
MediaTek, Inc.	11,007	150,095
Mega Financial Holding Co. Ltd.	92,000	74,766
Micro-Star International Co. Ltd.	5,000	3,030
Mitac International Corp.	21,000	10,775
Motech Industries, Inc.	2,009	8,060
Nan Ya Plastics Corp.	58,000	160,778
Nan Ya Printed Circuit Board Corp.	3,000	11,312
Nankang Rubber Tire Co. Ltd. (a)	6,000	9,545
Nanya Technology Corp. (a)	14,000	8,895
Novatek Microelectronics Corp.	7,000	23,285
Pegatron Corp. (a)	18,652	25,756
Phison Electronics Corp.	1,199	7,865
PixArt Imaging, Inc.	1,000	4,649
Polaris Securities Co. Ltd.	21,000	14,752
Pou Chen Corp.	29,240	27,840
Common Stocks - continued
	Shares	Value
Taiwan - continued
Powerchip Technology Corp. (a)	49,840	$ 11,997
Powertech Technology, Inc.	7,000	26,274
President Chain Store Corp.	7,000	29,890
Qisda Corp. (a)	17,000	12,059
Quanta Computer, Inc.	30,000	63,533
Realtek Semiconductor Corp.	6,020	14,179
Richtek Technology Corp.	2,050	16,024
Ruentex Development Co. Ltd.	7,000	10,606
Ruentex Industries Ltd.	4,000	9,463
Shin Kong Financial Holding Co. Ltd. (a)	66,995	34,028
Siliconware Precision Industries Co. Ltd.	33,000	46,395
SIMPLO Technology Co. Ltd.	2,100	14,897
Sino-American Silicon Prds, Inc.	3,000	12,345
Sinopac Holdings Co.	66,000	32,045
Synnex Technology International Corp.	13,496	35,599
Tainan Spinning Co. Ltd.	13,000	9,244
Taishin Financial Holdings Co. Ltd.	57,968	33,735
Taiwan Business Bank	39,520	18,372
Taiwan Cement Corp.	35,110	37,903
Taiwan Cooperative Bank	41,700	35,396
Taiwan Fertilizer Co. Ltd.	9,000	33,936
Taiwan Glass Industry Corp.	12,120	16,235
Taiwan Mobile Co. Ltd.	23,000	54,253
Taiwan Semiconductor Manufacturing Co. Ltd.	294,000	764,385
Tatung Co. Ltd. (a)	52,000	12,212
TECO Electric & Machinery Co. Ltd.	23,000	14,415
Transcend Information, Inc.	1,000	2,979
Tripod Technology Corp.	4,000	18,526
TSRC Corp.	5,000	13,051
Tung Ho Steel Enterprise Corp.	11,000	13,011
U-Ming Marine Transport Corp.	5,000	10,778
Unified-President Enterprises Corp.	43,500	59,768
Unimicron Technology Corp.	14,000	29,167
United Microelectronics Corp.	142,000	87,298
Vanguard International Semiconductor Corp.	2,000	1,150
Walsin Lihwa Corp. (a)	38,000	23,030
Wan Hai Lines Ltd. (a)	17,000	14,225
Winbond Electronics Corp. (a)	43,000	15,992
Wintek Corp. (a)	12,000	20,661
Wistron Corp.	25,402	49,859
WPG Holding Co. Ltd.	15,539	30,607
Yang Ming Marine Transport Corp. (a)	18,000	18,161
Common Stocks - continued
	Shares	Value
Taiwan - continued
Young Fast Optoelectron Co. Ltd.	1,047	$ 10,492
Yuanta Financial Holding Co. Ltd.	77,000	62,443
Yulon Motor Co. Ltd.	12,000	25,165
TOTAL TAIWAN		5,564,133
Thailand - 0.3%
Advanced Info Service PCL (For. Reg.)	9,800	25,368
Bangkok Bank Public Co. Ltd.	5,600	27,271
Bangkok Bank Public Co. Ltd. (For. Reg.)	10,000	48,698
Bank of Ayudhya PCL	11,600	9,233
Bank of Ayudhya PCL (For. Reg.)	15,200	12,099
Banpu PCL	400	9,448
Banpu PCL (For. Reg.)	1,450	34,250
BEC World PCL (For. Reg.)	12,400	12,639
C.P. Seven Eleven PCL (For. Reg.)	24,300	30,272
Charoen Pokphand Foods PCL (For. Reg.)	34,300	24,306
Glow Energy PCL (For. Reg.)	3,600	4,689
Indorama Ventures PCL	10,800	13,629
Indorama Ventures PCL rights 12/22/10 (a)	1,200	79
Kasikornbank PCL	6,800	25,963
Kasikornbank PCL (For. Reg.)	15,000	57,272
Krung Thai Bank PCL (For. Reg.)	39,800	20,348
Land & House PCL (For. Reg.)	3,500	646
PTT Aromatics & Refining PLC	14,200	17,000
PTT Chemical PCL	4,200	18,958
PTT Exploration and Production PCL (For. Reg.)	13,700	71,149
PTT PCL (For. Reg.)	10,700	115,984
Ratchaburi Electric Generating Holding PCL	700	912
Siam Cement PCL (For. Reg.)	3,200	34,480
Siam Commercial Bank PCL (For. Reg.)	18,400	55,965
Thai Airways International PCL (For. Reg.)	6,300	7,644
Thai Oil PCL (For. Reg.)	9,900	21,783
Thai Petrochemical Industry PCL	145,300	23,743
TMB PCL (For. Reg.) (a)	88,300	5,829
Total Access Communication PCL (For. Reg.)	700	912
TOTAL THAILAND		730,569
Turkey - 0.3%
Akbank T. A. S.	14,214	66,618
Aksigorta AS	222	307
Anadolu Efes Biracilik ve Malt Sanayii AS	2,202	27,242
Arcelik AS	1,797	9,341
Common Stocks - continued
	Shares	Value
Turkey - continued
Asya Katilim Bankasi AS	4,184	$ 7,301
Bim Birlesik Magazalar AS JSC	953	30,648
Coca-Cola Icecek AS	1,062	11,914
Dogan Sirketler Grubu Holding AS (a)	4,796	3,288
Enka Insaat ve Sanayi AS	2,625	9,914
Eregli Demir ve Celik Fabrikalari TAS (a)	5,077	15,948
Haci Omer Sabanci Holding AS	6,590	28,011
Koc Holding AS	6,794	27,693
Tupras-Turkiye Petrol Rafinerileri AS	1,715	44,465
Turk Hava Yollari AO	5,473	17,669
Turk Sise ve Cam Fabrikalari AS	762	1,572
Turk Telekomunikasyon AS	6,186	25,369
Turkcell Iletisim Hizmet AS	9,112	56,153
Turkiye Garanti Bankasi AS	25,556	113,724
Turkiye Halk Bankasi AS	3,465	27,318
Turkiye Is Bankasi AS Series C	18,594	58,407
Turkiye Vakiflar Bankasi TAO	8,770	21,590
Yapi ve Kredi Bankasi AS (a)	9,604	28,073
TOTAL TURKEY		632,565
United Kingdom - 13.6%
3i Group PLC	12,031	59,735
Admiral Group PLC	2,584	67,998
Aggreko PLC	3,177	73,019
AMEC PLC	3,990	76,687
Anglo American PLC (United Kingdom)	15,850	777,451
Antofagasta PLC	4,576	103,048
ARM Holdings PLC	15,471	127,442
Associated British Foods PLC	4,328	73,617
AstraZeneca PLC (United Kingdom)	17,259	841,338
Autonomy Corp. PLC (a)	2,761	66,155
Aviva PLC	33,773	240,156
Babcock International Group PLC	3,846	35,543
BAE Systems PLC	40,562	222,184
Balfour Beatty PLC	7,541	40,522
Barclays PLC	137,648	644,588
BG Group PLC	40,561	910,153
BHP Billiton PLC	26,542	1,013,349
BP PLC	226,202	1,777,238
British American Tobacco PLC (United Kingdom)	24,019	886,977
British Land Co. PLC	10,567	87,754
British Sky Broadcasting Group PLC	13,853	167,517
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BT Group PLC	92,410	$ 260,128
Bunzl PLC	4,328	52,717
Burberry Group PLC	5,206	89,552
Cable & Wireless Worldwide PLC	28,163	31,913
Cairn Energy PLC (a)	16,429	109,017
Capita Group PLC	7,436	80,868
Capital & Counties Properties PLC	1,831	4,326
Capital Shopping Centr Group PLC	6,711	39,512
Carnival PLC	2,272	103,500
Centrica PLC	61,091	313,011
Cobham PLC	15,080	50,721
Compass Group PLC	23,040	204,991
Diageo PLC	30,040	577,431
Essar Energy PLC	3,700	30,786
Eurasian Natural Resources Corp. PLC	3,335	53,789
FirstGroup PLC	5,304	31,780
Fresnillo PLC	2,339	48,552
G4S PLC (United Kingdom)	17,304	74,442
GlaxoSmithKline PLC	62,527	1,128,869
Hammerson PLC	8,802	60,507
Home Retail Group PLC	9,310	32,194
HSBC Holdings PLC (United Kingdom)	212,056	2,311,756
ICAP PLC	7,087	60,898
Imperial Tobacco Group PLC	12,192	348,367
Inmarsat PLC	5,466	59,575
InterContinental Hotel Group PLC	3,538	74,602
International Power PLC	19,080	129,206
Intertek Group PLC	1,701	47,323
Invensys PLC	10,142	54,612
Investec PLC	6,339	48,602
ITV PLC (a)	47,115	58,634
J Sainsbury PLC	14,549	88,899
Johnson Matthey PLC	2,580	79,546
Kazakhmys PLC	2,610	62,955
Kingfisher PLC	27,388	110,542
Land Securities Group PLC	9,032	97,574
Legal & General Group PLC	68,662	122,069
Lloyds Banking Group PLC (a)	490,566	496,056
London Stock Exchange Group PLC	2,156	29,214
Lonmin PLC	2,036	53,936
Man Group PLC	22,339	105,263
Marks & Spencer Group PLC	19,956	113,946
Common Stocks - continued
	Shares	Value
United Kingdom - continued
National Grid PLC	42,448	$ 376,412
Next PLC	2,002	63,393
Old Mutual PLC	67,689	136,168
Pearson PLC	9,897	162,844
Prudential PLC	30,318	328,503
Reckitt Benckiser Group PLC	7,380	401,295
Reed Elsevier PLC	14,040	124,210
Rexam PLC	11,078	60,593
Rio Tinto PLC	17,431	1,196,942
Rolls-Royce Group PLC	22,546	230,387
Royal & Sun Alliance Insurance Group PLC	41,912	91,227
Royal Bank of Scotland Group PLC (a)	214,719	143,158
Royal Dutch Shell PLC:
Class A (Netherlands)	14,050	495,702
Class A (United Kingdom)	29,727	1,046,755
Class B	32,243	1,123,382
SABMiller PLC	11,357	367,619
Sage Group PLC	16,036	75,794
Schroders PLC	1,259	36,357
Scottish & Southern Energy PLC	10,985	203,916
Segro PLC	9,978	47,672
Serco Group PLC	6,285	55,466
Severn Trent PLC	2,904	63,628
Smith & Nephew PLC	10,423	116,307
Smiths Group PLC	4,651	101,310
Standard Chartered PLC (United Kingdom)	27,993	730,362
Standard Life PLC	26,766	98,300
Tesco PLC	96,620	623,184
The Weir Group PLC	2,719	68,981
Thomas Cook Group PLC	9,494	28,983
TUI Travel PLC	6,969	28,240
Tullow Oil PLC	10,671	226,971
Unilever PLC	15,388	446,756
United Utilities Group PLC	8,183	71,233
Vedanta Resources PLC	1,500	54,584
Vodafone Group PLC	634,757	1,781,287
Whitbread PLC	2,188	60,802
Wm Morrison Supermarkets PLC	24,821	105,946
Wolseley PLC (a)	3,338	116,389
Xstrata PLC	24,654	546,896
TOTAL UNITED KINGDOM		28,262,606
Common Stocks - continued
	Shares	Value
United States of America - 0.1%
Southern Copper Corp.	2,648	$ 118,683
Synthes, Inc.	720	95,019
TOTAL UNITED STATES OF AMERICA		213,702
TOTAL COMMON STOCKS (Cost $176,627,287)		197,104,093
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	624	32,560
Henkel AG & Co. KGaA	2,225	135,670
Porsche Automobil Holding SE	1,034	96,031
ProSiebenSat.1 Media AG	867	26,629
RWE AG (non-vtg.)	445	30,777
Volkswagen AG	2,032	328,253
TOTAL GERMANY		649,920
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	73,427	87,418
Korea (South) - 0.1%
Hyundai Motor Co.	250	13,796
Hyundai Motor Co. Series 2	494	29,202
LG Chemical Ltd.	100	14,377
LG Electronics, Inc.	345	13,401
Samsung Electronics Co. Ltd.	225	133,609
TOTAL KOREA (SOUTH)		204,385
Russia - 0.1%
Sberbank (Savings Bank of the Russian Federation) (a)	11,983	28,718
Surgutneftegaz JSC (a)	74,200	42,662
Transneft (a)	17	22,111
TOTAL RUSSIA		93,491
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $798,497)		1,035,214
Investment Companies - 0.4%

United States of America - 0.4%
iShares MSCI Canada Index ETF (Cost $701,845)	24,600	769,734
U.S. Government and Government Agency Obligations - 1.0%
	Principal Amount	Value
U.S. Treasury Obligations - 1.0%
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.19% 2/17/11 to 5/26/11 (f) (Cost $2,099,272)	$ 2,100,000	$ 2,099,379
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	5,905,480	5,905,480
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	410,395	410,395
TOTAL MONEY MARKET FUNDS (Cost $6,315,875)		6,315,875
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $186,542,776)		207,324,295
NET OTHER ASSETS (LIABILITIES) - 0.3%		566,649
NET ASSETS - 100%		$ 207,890,944
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
79 CME E-mini MSCI EAFE Index Contracts	March 2011	$ 6,688,140	$ 155,517
41 CME E-mini MSCI Emerging Markets Index Contracts	March 2011	2,283,085	(35,632)
TOTAL EQUITY INDEX CONTRACTS		$ 8,971,225	$ 119,885

The face value of futures purchased as a percentage of net assets is 4.3%
Security Type Abbreviations
ETF - Exchange Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,442 or 0.0% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,089,675.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,973
Fidelity Securities Lending Cash Central Fund	3,985
Total	$ 8,958
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 29,487,584	$ 23,060,876	$ 6,426,708	$ -
United Kingdom	28,262,606	11,483,673	16,778,933	-
Canada	15,697,470	15,697,470	-	-
France	12,817,712	9,704,484	3,113,228	-
Australia	11,419,094	9,513,212	1,905,882	-
Germany	11,363,700	11,363,700	-	-
Switzerland	10,521,316	6,718,066	3,803,250	-
Brazil	7,255,466	7,255,466	-	-
Korea (South)	6,661,589	5,941,560	720,029	-
China	4,853,694	3,649,445	1,192,075	12,174
Austria	458,658	458,658	-	-
Other	59,340,418	44,343,993	14,996,425	-
Investment Companies	769,734	769,734	-	-
U.S. Government and Government Agency Obligations	2,099,379	-	2,099,379	-
Money Market Funds	6,315,875	6,315,875	-	-
Total Investments in Securities:	$ 207,324,295	$ 156,276,212	$ 51,035,909	$ 12,174
Derivative Instruments:
Assets
Futures Contracts	$ 155,517	$ 155,517	$ -	$ -
Liabilities
Futures Contracts	$ (35,632)	$ (35,632)	$ -	$ -
Total Derivative Instruments:	$ 119,885	$ 119,885	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 160
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,158)
Cost of Purchases	14,332
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(160)
Ending Balance	$ 12,174
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ (2,158)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $186,557,258. Net unrealized appreciation aggregated $20,767,037, of which $24,733,701 related to appreciated investment securities and $3,966,664 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2011